UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 95.4%
Aerospace - 0.2%
Lockheed Martin Corp., 3.55%, 1/15/2026	$9,857,000	$10,255,509

Apparel Manufacturers - 0.5%
Coach, Inc., 4.125%, 7/15/2027	$24,765,000	$24,931,322

Asset-Backed & Securitized - 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040 (z)	$1,214,277	$947,296
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	51,647	5,304
Greenwich Capital Commercial Funding Corp., FRN, 5.759%, 7/10/2038	881,966	880,969
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.576%, 7/15/2042 (n)(q)	1,709,832	444,384
LB Commercial Conduit Mortgage Trust, FRN, 0.987%, 2/18/2030 (i)	266,255	3
Morgan Stanley Capital I, Inc., FRN, 1.055%, 11/15/2030 (i)(n)	2,030,171	3,802

		$2,281,758
Automotive - 3.3%
Delphi Automotive PLC, 4.15%, 3/15/2024	$422,000	$446,147
General Motors Co., 6.6%, 4/01/2036	1,500,000	1,763,043
General Motors Co., 6.25%, 10/02/2043	10,919,000	12,368,257
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,894,801
General Motors Financial Co., Inc., 3.45%, 4/10/2022	11,528,000	11,752,346
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,358,570
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,608,779
Goodyear Tire & Rubber Co., 4.875%, 3/15/2027	8,879,000	8,995,537
Lear Corp., 4.75%, 1/15/2023	7,510,000	7,773,759
Lear Corp., 5.25%, 1/15/2025	17,224,000	18,451,399
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	15,896,000	15,900,308
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	22,571,000	23,586,695

		$150,899,641
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/2020	$19,411,000	$21,152,904

Broadcasting - 1.3%
Omnicom Group, Inc., 3.625%, 5/01/2022	$13,717,000	$14,384,908
Omnicom Group, Inc., 3.65%, 11/01/2024	3,435,000	3,548,317
Omnicom Group, Inc., 3.6%, 4/15/2026	11,456,000	11,623,475
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	5,075,000	5,070,585
SES S.A., 3.6%, 4/04/2023 (n)	1,680,000	1,702,680
Time Warner, Inc., 3.8%, 2/15/2027	16,253,000	16,432,011
Time Warner, Inc., 5.35%, 12/15/2043	6,056,000	6,663,665

		$59,425,641
Brokerage & Asset Managers - 1.4%
CME Group, Inc., 3%, 3/15/2025	$10,133,000	$10,246,256
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,753,799
Intercontinental Exchange, Inc., 4%, 10/15/2023	16,230,000	17,359,527
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	10,952,000	11,551,655
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	16,851,796

		$62,763,033
Building - 2.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$7,431,000	$7,898,573
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,111,336

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Masco Corp., 4.45%, 4/01/2025	$5,390,000	$5,768,216
Masco Corp., 4.375%, 4/01/2026	13,202,000	14,075,048
Masco Corp., 4.5%, 5/15/2047	14,265,000	14,290,363
Mohawk Industries, Inc., 3.85%, 2/01/2023	11,265,000	11,621,965
Owens Corning, 4.2%, 12/15/2022	4,120,000	4,375,209
Owens Corning, 3.4%, 8/15/2026	10,397,000	10,260,571
Vulcan Materials Co., 4.5%, 6/15/2047	23,394,000	23,886,841

		$100,288,122
Business Services - 2.1%
Cisco Systems, Inc., 2.2%, 2/28/2021	$14,891,000	$15,018,646
Equinix, Inc., 5.75%, 1/01/2025	15,055,000	16,184,125
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,538,006
Fidelity National Information Services, Inc., 2%, 4/15/2018	1,475,000	1,477,364
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,486,333
Fidelity National Information Services, Inc., 5%, 10/15/2025	2,588,000	2,916,334
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	13,298,036
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	6,986,375
Fiserv, Inc., 2.7%, 6/01/2020	8,911,000	9,049,673
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,947,620
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,400,188

		$94,302,700
Cable TV - 3.7%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$31,910,000	$37,332,402
Comcast Corp., 4.2%, 8/15/2034	13,916,000	14,689,354
Comcast Corp., 4.65%, 7/15/2042	1,789,000	1,971,360
Comcast Corp., 4.75%, 3/01/2044	10,775,000	11,992,262
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	1,735,000	1,794,306
Cox Communications, Inc., 3.5%, 8/15/2027 (z)	13,693,000	13,606,761
Cox Communications, Inc., 4.6%, 8/15/2047 (z)	5,670,000	5,669,665
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	2,215,000	2,225,096
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	8,536,000	8,780,983
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,716,750
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	20,898,117
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	13,311,000	13,595,589
Time Warner Cable, Inc., 8.25%, 4/01/2019	6,150,000	6,765,923
Time Warner Cable, Inc., 5%, 2/01/2020	1,480,000	1,575,814
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,034,000	8,513,027
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	1,734,000	2,412,027
Videotron Ltd., 5%, 7/15/2022	13,220,000	14,145,400

		$167,684,836
Chemicals - 0.9%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$13,552,000	$13,190,826
LyondellBasell Industries N.V., 5%, 4/15/2019	2,378,000	2,482,963
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	11,024,249
Sherwin-Williams Co., 4.5%, 6/01/2047	13,884,000	14,649,564

		$41,347,602
Computer Software - 1.5%
Microsoft Corp., 1.55%, 8/08/2021	$9,594,000	$9,437,896
Microsoft Corp., 3.45%, 8/08/2036	25,000,000	25,027,650
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	14,546,682

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - continued
Oracle Corp., 3.4%, 7/08/2024	$9,697,000	$10,108,124
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,837,770

		$66,958,122
Computer Software - Systems - 1.4%
Apple, Inc., 3.2%, 5/11/2027	$33,231,000	$33,709,560
Apple, Inc., 4.5%, 2/23/2036	10,000,000	11,286,880
Apple, Inc., 4.375%, 5/13/2045	3,713,000	4,035,697
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,321,363
Apple, Inc., 4.25%, 2/09/2047	4,778,000	5,056,634

		$62,410,134
Conglomerates - 0.6%
General Electric Capital Corp., 5.5%, 1/08/2020	$2,434,000	$2,650,132
Johnson Controls International PLC, 4.5%, 2/15/2047	3,906,000	4,175,463
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)	10,130,000	10,477,530
Roper Industries, Inc., 1.85%, 11/15/2017	12,204,000	12,209,736

		$29,512,861
Consumer Products - 1.7%
Hasbro, Inc., 5.1%, 5/15/2044	$9,929,000	$10,572,121
Mattel, Inc., 1.7%, 3/15/2018	2,812,000	2,810,254
Mattel, Inc., 5.45%, 11/01/2041	6,847,000	7,123,496
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	6,178,000	6,186,680
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	4,080,000	4,761,442
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	44,353,000	44,030,864

		$75,484,857
Consumer Services - 1.7%
Priceline Group, Inc., 3.65%, 3/15/2025	$17,059,000	$17,563,895
Priceline Group, Inc., 3.6%, 6/01/2026	20,768,000	21,178,978
Service Corp. International, 5.375%, 1/15/2022	1,705,000	1,747,625
Service Corp. International, 5.375%, 5/15/2024	18,149,000	19,260,626
Visa, Inc., 4.15%, 12/14/2035	14,578,000	15,836,504

		$75,587,628
Containers - 1.3%
Ball Corp., 5%, 3/15/2022	$5,370,000	$5,778,925
Ball Corp., 4%, 11/15/2023	6,003,000	6,126,812
Ball Corp., 5.25%, 7/01/2025	10,370,000	11,407,000
Crown American LLC, 4.5%, 1/15/2023	10,828,000	11,450,610
Sealed Air Corp., 5.5%, 9/15/2025 (n)	20,780,000	22,650,200

		$57,413,547
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$10,202,000	$10,992,063

Electrical Equipment - 0.7%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$4,517,226
Arrow Electronics, Inc., 3.875%, 1/12/2028	19,987,000	20,151,833
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	5,906,000	6,035,542

		$30,704,601
Electronics - 3.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)	$35,463,000	$36,398,337
Flextronics International Ltd., 4.625%, 2/15/2020	16,917,000	17,820,351

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Flextronics International Ltd., 4.75%, 6/15/2025	$6,626,000	$7,168,597
Intel Corp., 3.15%, 5/11/2027	4,138,000	4,185,860
Intel Corp., 4.1%, 5/11/2047	36,383,000	37,817,836
Jabil Circuit, Inc., 4.7%, 9/15/2022	3,601,000	3,822,462
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	16,491,000	17,233,095
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	9,403,000	10,156,933
Tyco Electronics Group S.A., 6.55%, 10/01/2017	2,450,000	2,470,188
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,303,000	1,311,120
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,591,506

		$149,976,285
Emerging Market Quasi-Sovereign - 0.7%
Petroleos Mexicanos, 4.875%, 1/18/2024	$18,000	$18,607
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)	4,816,000	5,302,416
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	26,102,000	26,111,277

		$31,432,300
Energy - Independent - 0.4%
Concho Resources, Inc., 4.375%, 1/15/2025	$11,802,000	$12,170,813
Pioneer Natural Resources Co., 7.5%, 1/15/2020	5,653,000	6,348,709

		$18,519,522
Energy - Integrated - 0.4%
BP Capital Markets PLC, 2.521%, 1/15/2020	$2,680,000	$2,724,595
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	16,115,955

		$18,840,550
Entertainment - 0.8%
Carnival Corp., 1.875%, 12/15/2017	$4,565,000	$4,570,747
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	31,178,000	32,230,258

		$36,801,005
Financial Institutions - 1.6%
AerCap Ireland Capital Co., 3.65%, 7/21/2027	$24,414,000	$24,249,865
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	2,323,000	2,477,693
Aircastle Ltd., 4.125%, 5/01/2024	18,898,000	19,394,072
GE Capital International Funding Co., 2.342%, 11/15/2020	7,038,000	7,113,588
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	3,221,000	3,400,564
International Lease Finance Corp., 5.875%, 8/15/2022	15,000,000	16,978,200

		$73,613,982
Food & Beverages - 5.2%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$20,995,000	$22,282,917
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	15,541,000	16,125,652
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	30,325,000	33,526,046
Constellation Brands, Inc., 4.25%, 5/01/2023	39,599,000	42,554,709
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,938,010
Danone S.A., 2.589%, 11/02/2023 (n)	25,885,000	25,571,999
J.M. Smucker Co., 2.5%, 3/15/2020	2,783,000	2,814,826
J.M. Smucker Co., 3.5%, 10/15/2021	12,140,000	12,677,875
J.M. Smucker Co., 4.375%, 3/15/2045	2,974,000	3,132,978
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	8,215,612
Kraft Heinz Foods Co., 3%, 6/01/2026	6,972,000	6,714,726
Kraft Heinz Foods Co., 5%, 7/15/2035	4,020,000	4,351,172
Kraft Heinz Foods Co., 6.5%, 2/09/2040	12,504,000	15,682,092
PepsiCo, Inc., 4.45%, 4/14/2046	6,411,000	7,021,955

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
SYSCO Corp., 2.5%, 7/15/2021	$4,796,000	$4,854,319
Tyson Foods, Inc., 4.5%, 6/15/2022	8,026,000	8,747,353
Tyson Foods, Inc., 5.15%, 8/15/2044	3,239,000	3,683,592
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	4,916,243
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,902,950

		$236,715,026
Food & Drug Stores - 0.7%
CVS Health Corp., 2.75%, 12/01/2022	$3,513,000	$3,545,323
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	12,906,000	13,138,050
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	15,679,000	15,714,466

		$32,397,839
Forest & Paper Products - 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$15,129,466
International Paper Co., 6%, 11/15/2041	5,640,000	6,897,195
Packaging Corp. of America, 3.9%, 6/15/2022	2,554,000	2,687,786

		$24,714,447
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$7,176,000	$7,205,701
Wyndham Worldwide Corp., 5.1%, 10/01/2025	4,492,000	4,899,703

		$12,105,404
Insurance - 0.6%
American International Group, Inc., 3.875%, 1/15/2035	$6,000,000	$5,879,556
American International Group, Inc., 4.7%, 7/10/2035	9,821,000	10,580,654
American International Group, Inc., 4.5%, 7/16/2044	12,351,000	12,777,727

		$29,237,937
Insurance - Health - 1.3%
Aetna, Inc., 1.5%, 11/15/2017	$3,281,000	$3,280,678
Aetna, Inc., 2.8%, 6/15/2023	11,637,000	11,765,240
Anthem, Inc., 1.875%, 1/15/2018	9,382,000	9,388,567
Humana, Inc., 7.2%, 6/15/2018	10,075,000	10,543,175
UnitedHealth Group, Inc., 4.625%, 7/15/2035	20,120,000	22,792,600

		$57,770,260
Insurance - Property & Casualty - 1.8%
Aon Corp., 6.25%, 9/30/2040	$1,832,000	$2,367,994
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	1,810,000	1,981,112
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	8,920,000	9,101,344
Chubb Corp., FRN, 3.554%, 3/29/2067	1,838,000	1,832,256
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	3,464,000	3,503,690
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,251,993
CNA Financial Corp., 5.875%, 8/15/2020	6,010,000	6,654,921
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,230,000	12,195,668
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	4,402,000	4,443,132
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	9,268,757
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,007,986
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	6,862,321
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,842,000	1,876,965
XL Group Ltd., 5.75%, 10/01/2021	6,890,000	7,711,736

		$83,059,875

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 13.9%
Bank of America Corp., 2%, 1/11/2018	$25,000,000	$25,048,750
Bank of America Corp., 1.75%, 6/05/2018	4,800,000	4,808,054
Bank of America Corp., 7.625%, 6/01/2019	1,290,000	1,419,117
Bank of America Corp., 5.625%, 7/01/2020	360,000	394,600
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	17,201,000	17,503,307
Bank of America Corp., 4.125%, 1/22/2024	16,866,000	17,956,488
Bank of America Corp., 3.875%, 8/01/2025	9,000,000	9,378,891
Bank of America Corp., 4.45%, 3/03/2026	23,347,000	24,618,991
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	19,282,172
Bank of America Corp., FRN, 6.1%, 12/29/2049	18,007,000	19,852,717
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028	23,523,000	24,077,908
Barclays PLC, 3.2%, 8/10/2021	10,000,000	10,184,590
Credit Agricole S.A., 4.125%, 1/10/2027 (n)	17,574,000	18,334,462
Goldman Sachs Group, Inc., 2.625%, 4/25/2021	11,876,000	11,927,756
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	25,624,000	26,145,448
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	7,916,000	8,777,514
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	3,670,000	4,146,821
HSBC Holdings PLC, 3.4%, 3/08/2021	15,677,000	16,210,896
HSBC Holdings PLC, 2.65%, 1/05/2022	4,800,000	4,827,533
HSBC Holdings PLC, 4.375%, 11/23/2026	12,488,000	13,119,568
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 11/22/2049	18,740,000	19,655,449
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,511,290
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,986,035
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	28,926,040
JPMorgan Chase & Co., 3.25%, 9/23/2022	3,915,000	4,042,559
JPMorgan Chase & Co., 3.125%, 1/23/2025	22,031,000	22,043,602
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	8,943,129
JPMorgan Chase & Co., 2.95%, 10/01/2026	16,291,000	15,913,717
JPMorgan Chase & Co., 3.54% to 5/01/2027, FRN to 5/01/2028	18,887,000	19,010,087
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 8/29/2049	15,247,000	17,465,439
Morgan Stanley, 2.5%, 4/21/2021	7,620,000	7,643,851
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	6,290,659
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	32,315,405
Morgan Stanley, 3.125%, 7/27/2026	38,307,000	37,518,335
Morgan Stanley, 3.95%, 4/23/2027	18,795,000	19,136,900
Morgan Stanley, 3.971% to 7/22/2037, FRN to 7/22/2038	11,335,000	11,312,557
PNC Bank N.A., 2.6%, 7/21/2020	11,281,000	11,477,177
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	26,795,000	28,458,246
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,616,662
Wells Fargo & Co., 4.1%, 6/03/2026	12,997,000	13,566,386
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	9,738,000	10,577,903
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/31/2049	6,631,000	7,352,121

		$630,779,132
Medical & Health Technology & Services - 2.6%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$1,508,047
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	10,526,968
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	27,816,113
HCA, Inc., 4.75%, 5/01/2023	9,090,000	9,567,225
HCA, Inc., 5.25%, 6/15/2026	10,033,000	10,860,723
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,895,172
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	8,596,057
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	1,177,000	1,204,253
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,616,229
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	14,262,446

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	$11,190,000	$11,497,725
Universal Health Services, Inc., 5%, 6/01/2026 (n)	7,502,000	7,802,080

		$118,153,038
Medical Equipment - 2.3%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$31,168,393
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	23,811,692
Medtronic, Inc., 3.5%, 3/15/2025	32,749,000	34,331,399
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,830,095
Zimmer Holdings, Inc., 3.55%, 4/01/2025	10,000,000	10,096,730

		$103,238,309
Metals & Mining - 2.4%
Barrick Gold Corp., 3.85%, 4/01/2022	$3,225,000	$3,447,293
Barrick Gold Corp., 4.1%, 5/01/2023	11,918,000	12,912,199
Barrick North America Finance LLC, 4.4%, 5/30/2021	1,007,000	1,089,060
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,471,675
Glencore Funding LLC, 4%, 4/16/2025 (n)	7,423,000	7,535,429
Glencore Funding LLC, 4%, 3/27/2027 (n)	21,861,000	22,033,483
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	1,685,000	1,678,681
Kinross Gold Corp., 5.95%, 3/15/2024	9,796,000	10,677,640
Southern Copper Corp., 6.75%, 4/16/2040	2,884,000	3,406,087
Southern Copper Corp., 5.25%, 11/08/2042	21,462,000	22,106,468
Steel Dynamics, Inc., 5%, 12/15/2026	12,510,000	13,198,050

		$110,556,065
Midstream - 5.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,268,699
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	13,300,135
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	9,949,000	10,111,407
Enbridge, Inc., 5.5%, 12/01/2046	10,805,000	12,440,607
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	27,611,000	29,267,660
Energy Transfer Partners LP, 9.7%, 3/15/2019	1,560,000	1,740,584
Enterprise Products Operating LLC, 5.2%, 9/01/2020	2,000,000	2,174,212
Enterprise Products Operating LLC, 3.9%, 2/15/2024	2,924,000	3,057,384
Enterprise Products Operating LLC, 4.45%, 2/15/2043	4,527,000	4,533,121
Enterprise Products Operating LLC, 4.85%, 3/15/2044	3,231,000	3,455,206
Enterprise Products Partners LP, 6.3%, 9/15/2017	2,590,000	2,604,051
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	1,472,000	1,501,440
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,075,000	5,215,650
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	4,303,000	4,768,722
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	5,018,000	5,527,302
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	3,745,000	3,842,291
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	3,627,000	4,478,326
Kinder Morgan Energy Partners LP, 6.5%, 9/01/2039	1,000,000	1,147,518
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	5,922,000	6,071,761
ONEOK Partners LP, 2%, 10/01/2017	7,668,000	7,668,851
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	38,212,699
Phillips 66 Partners LP, 4.9%, 10/01/2046	9,059,000	9,070,904
Sabine Pass Liquefaction, 4.2%, 3/15/2028	15,455,000	15,698,123
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	12,865,000	14,325,242
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,257,000	1,398,061
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	14,864,926
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,586,326

		$229,331,208

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 1.3%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,390,690
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,656,512
Sempra Energy, 3.25%, 6/15/2027	44,879,000	44,680,769

		$60,727,971
Network & Telecom - 3.9%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$5,822,259
AT&T, Inc., 3.8%, 3/01/2024	17,387,000	17,911,096
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	12,660,232
AT&T, Inc., 4.9%, 8/14/2037	35,881,000	35,694,885
AT&T, Inc., 4.75%, 5/15/2046	15,772,000	15,145,363
AT&T, Inc., 5.65%, 2/15/2047	17,526,000	18,970,318
Verizon Communications, Inc., 4.5%, 9/15/2020	25,714,000	27,493,615
Verizon Communications, Inc., 1.75%, 8/15/2021	8,069,000	7,875,271
Verizon Communications, Inc., 3%, 11/01/2021	12,119,000	12,339,202
Verizon Communications, Inc., 5.05%, 3/15/2034	8,076,000	8,497,583
Verizon Communications, Inc., 5.012%, 4/15/2049	16,468,000	16,411,614

		$178,821,438
Oils - 1.4%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$11,698,127
Marathon Petroleum Corp., 4.75%, 9/15/2044	16,090,000	15,675,859
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	20,132,550
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	18,087,120

		$65,593,656
Other Banks & Diversified Financials - 4.0%
BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$6,995,454
Capital One Financial Corp., 3.75%, 4/24/2024	7,016,000	7,226,929
Citigroup, Inc., 4.4%, 6/10/2025	8,354,000	8,760,397
Citigroup, Inc., 3.2%, 10/21/2026	35,061,000	34,236,716
Citizens Bank N.A., 2.25%, 3/02/2020	23,010,000	23,091,317
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	9,945,389
Discover Bank, 7%, 4/15/2020	17,724,000	19,674,686
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,146,000	3,810,592
ING Groep N.V., 3.95%, 3/29/2027	14,650,000	15,346,022
Macquarie Bank Ltd., 6.125% to 3/08/2027, FRN to 12/31/2065 (n)	6,524,000	6,719,720
SunTrust Banks, Inc., 2.7%, 1/27/2022	29,944,000	30,156,303
SunTrust Banks, Inc., 3.3%, 5/15/2026	14,449,000	14,282,389

		$180,245,914
Personal Computers & Peripherals - 0.5%
Equifax, Inc., 2.3%, 6/01/2021	$6,156,000	$6,124,980
Equifax, Inc., 3.3%, 12/15/2022	14,996,000	15,430,809

		$21,555,789
Pharmaceuticals - 1.7%
Actavis, Inc., 3.25%, 10/01/2022	$4,118,000	$4,240,951
Biogen, Inc., 3.625%, 9/15/2022	12,455,000	13,090,292
Celgene Corp., 2.875%, 8/15/2020	18,498,000	18,976,710
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	6,577,000	6,776,579
Gilead Sciences, Inc., 3.65%, 3/01/2026	15,567,000	16,230,123
Gilead Sciences, Inc., 4.5%, 2/01/2045	4,419,000	4,696,394
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021	14,055,000	14,011,092

		$78,022,141

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,891,697

Railroad & Shipping - 0.4%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$11,151,000	$12,139,202
Canadian Pacific Railway Co., 4.5%, 1/15/2022	6,058,000	6,496,405

		$18,635,607
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$3,355,000	$3,424,824
Boston Properties LP, REIT, 3.85%, 2/01/2023	3,562,000	3,777,098

		$7,201,922
Real Estate - Retail - 0.4%
DDR Corp., REIT, 3.625%, 2/01/2025	$6,848,000	$6,557,727
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	9,465,000	9,461,612

		$16,019,339
Retailers - 1.2%
Best Buy Co., Inc., 5%, 8/01/2018	$8,415,000	$8,678,053
Best Buy Co., Inc., 5.5%, 3/15/2021	17,673,000	19,218,345
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,845,437
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,281,129
Home Depot, Inc., 4.875%, 2/15/2044	10,313,000	11,973,517

		$52,996,481
Specialty Chemicals - 0.1%
Ecolab, Inc., 2.25%, 1/12/2020	$600,000	$606,088
Ecolab, Inc., 4.35%, 12/08/2021	4,000,000	4,354,992

		$4,961,080
Telecommunications - Wireless - 2.2%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,678,140
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,115,463
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,631,992
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	5,109,772
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	16,388,487
Crown Castle International Corp., 4%, 3/01/2027	11,286,000	11,615,134
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	8,867,486
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,400,000	1,492,284
SBA Tower Trust, 2.898%, 10/08/2019 (n)	9,621,000	9,675,714
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	23,303,850

		$101,878,322
Tobacco - 1.9%
Altria Group, Inc., 4%, 1/31/2024	$3,204,000	$3,435,127
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	17,708,000	18,705,137
Philip Morris International, Inc., 4.875%, 11/15/2043	7,949,000	8,985,732
Reynolds American, Inc., 2.3%, 8/21/2017	9,055,000	9,058,015
Reynolds American, Inc., 8.125%, 6/23/2019	6,504,000	7,244,214
Reynolds American, Inc., 6.875%, 5/01/2020	5,000,000	5,626,980
Reynolds American, Inc., 3.25%, 6/12/2020	1,586,000	1,636,138
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,742,836
Reynolds American, Inc., 4.45%, 6/12/2025	19,045,000	20,477,679
Reynolds American, Inc., 5.7%, 8/15/2035	4,634,000	5,520,702

		$86,432,560

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.4%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$1,400,000	$1,413,124
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,391,000	2,474,011
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,480,000	8,457,573
ERAC USA Finance LLC, 5.625%, 3/15/2042 (n)	2,420,000	2,762,607
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,850,000	1,840,667

		$16,947,982
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$26,323,000	$29,519,797

Utilities - Electric Power - 6.0%
Alabama Power Co., 4.15%, 8/15/2044	$4,231,000	$4,422,296
American Electric Power Co., Inc., 1.65%, 12/15/2017	8,244,000	8,245,863
Berkshire Hathaway Energy, 4.5%, 2/01/2045	5,432,000	5,965,672
CMS Energy Corp., 6.25%, 2/01/2020	6,891,000	7,565,512
CMS Energy Corp., 5.05%, 3/15/2022	5,159,000	5,670,272
Dominion Resources, Inc., 2.5%, 12/01/2019	3,550,000	3,584,836
DTE Electric Co., 3.7%, 3/15/2045	2,077,000	2,060,930
Duke Energy Corp., 3.75%, 9/01/2046	13,123,000	12,735,609
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,533,000	3,710,625
EDP Finance B.V., 5.25%, 1/14/2021 (n)	6,828,000	7,340,373
EDP Finance BV, 3.625%, 7/15/2024 (n)	20,257,000	20,276,852
Emera U.S. Finance LP, 2.7%, 6/15/2021	3,920,000	3,944,790
Emera U.S. Finance LP, 3.55%, 6/15/2026	4,478,000	4,541,440
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	32,876,000	35,038,879
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,450,274
FirstEnergy Corp., 3.9%, 7/15/2027	32,446,000	32,703,491
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	22,319,000	23,083,158
PPL Capital Funding, Inc., 4.2%, 6/15/2022	2,500,000	2,700,685
PPL Capital Funding, Inc., 3.1%, 5/15/2026	14,911,000	14,737,212
PPL Capital Funding, Inc., 5%, 3/15/2044	5,193,000	5,857,600
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	5,693,000	6,180,440
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	20,076,618
Southern Co., 2.95%, 7/01/2023	8,880,000	8,923,210
Southern Co., 4.4%, 7/01/2046	13,396,000	13,967,781

		$271,784,418
Total Bonds		$4,339,875,179

Floating Rate Loans (g)(r) - 1.0%
Aerospace - 0.3%
TransDigm, Inc., Term Loan C, 4.11%, 2/28/2020	$14,806,201	$14,854,322

Automotive - 0.2%
Allison Transmission, Inc., Term Loan B, 2.99%, 8/23/2019	$7,584,033	$7,625,116

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.23%, 10/25/2023	$10,080,094	$10,120,415

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.74%, 6/24/2021	$13,302,388	$13,402,155
Total Floating Rate Loans		$46,002,008

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 1.08% (v)	192,679,937	$192,679,937
Total Investments		$4,578,557,124

Other Assets, Less Liabilities - (0.6)%		(26,732,256)
Net Assets - 100.0%		$4,551,824,868

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $711,321,167 representing 15.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040	3/01/06	$1,214,277	$947,296
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96-1/03/97	50,571	5,304
Cox Communications, Inc., 3.5%, 8/15/2027	7/24/17	13,627,547	13,606,761
Cox Communications, Inc., 4.6%, 8/15/2047	7/24/17	5,635,186	5,669,665
Total Restricted Securities			$20,229,026
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$29,519,797	$—	$29,519,797
Non-U.S. Sovereign Debt	—	31,432,300	—	31,432,300
U.S. Corporate Bonds	—	3,625,062,406	—	3,625,062,406
Residential Mortgage-Backed Securities	—	5,304	—	5,304
Commercial Mortgage-Backed Securities	—	1,329,158	—	1,329,158
Asset-Backed Securities (including CDOs)	—	947,296	—	947,296
Foreign Bonds	—	651,578,918	—	651,578,918
Floating Rate Loans	—	46,002,008	—	46,002,008
Mutual Funds	192,679,937	—	—	192,679,937
Total Investments	$192,679,937	$4,385,877,187	$—	$4,578,557,124

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,451,370,460
Gross unrealized appreciation	142,806,536
Gross unrealized depreciation	(15,619,872)
Net unrealized appreciation (depreciation)	$127,186,664

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	138,260,099	437,532,367	(383,112,529)	192,679,937

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,124	$—	$300,169	$192,679,937

13

QUARTERLY REPORT

July 31, 2017

MFS® LIMITED

MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 96.9%
Asset-Backed & Securitized - 22.7%
A Voce CLO Ltd., 2014-1A, “A2R”, FRN, 2.854%, 7/15/2026 (n)	$4,318,000	$4,317,905
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.454%, 7/15/2026 (n)	5,584,000	5,583,856
AIMCO Properties CLO LP, 2014-AA, “B1R”, FRN, 2.907%, 7/20/2026 (n)	4,342,000	4,337,628
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	1,381,000	1,384,176
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	2,053,224	2,052,220
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,669,219
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.804%, 10/17/2024 (z)	5,304,000	5,303,963
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	2,673,373	2,675,462
Atrium CDO Corp., 2010-A, “B1R”, FRN, 2.754%, 7/16/2025 (z)	6,523,000	6,522,954
Atrium CDO Corp., 2011-A, “BR”, FRN, 2.813%, 10/23/2025 (n)	4,318,000	4,322,396
Avery Point CLO Ltd., 2014-1A, “CR”, FRN, 3.664%, 4/25/2026 (n)	4,335,000	4,359,419
Babson CLO Ltd., 2013-IIA, “A2R”, FRN, 2.854%, 1/18/2025 (n)	3,668,192	3,673,878
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.804%, 10/17/2026 (z)	6,471,000	6,501,700
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.554%, 1/18/2025 (n)	3,668,192	3,676,440
Ballyrock Ltd., 2014-1A, “A2R”, FRN, 3.007%, 10/20/2026 (n)	4,335,000	4,337,397
Ballyrock Ltd., 2014-1A, “BR”, FRN, 3.407%, 10/20/2026 (n)	1,837,000	1,836,985
Bayview Commercial Asset Trust, FRN, 1.542%, 8/25/2035 (z)	497,323	460,368
Bayview Commercial Asset Trust, FRN, 1.502%, 4/25/2036 (z)	433,053	405,663
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	781,356	773,693
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040 (z)	581,443	453,602
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	980,415	980,018
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	9,510,000	9,439,331
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.33%, 5/10/2050 (i)	44,829,000	4,159,728
Cent CLO LP, 2014-21A, “A2AR”, FRN, 3.017%, 7/27/2026 (n)	2,612,650	2,618,623
Cent CLO LP, 2014-21A, “BR”, FRN, 3.717%, 7/27/2026 (n)	3,547,925	3,557,287
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.376%, 3/15/2028 (n)	2,992,861	3,012,033
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 7/15/2029 (z)	3,046,000	3,048,172
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 7/15/2029 (z)	1,360,000	1,361,875
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	635,384	635,394
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	2,373,148	2,370,916
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.476%, 12/17/2033 (n)	5,886,504	5,948,097
Commercial Mortgage Asset Trust, FRN, 0.576%, 1/17/2032 (i)(z)	330,395	101
CPS Auto Trust Cps 2017 C C 144a, 2.86%, 6/15/2023 (n)	3,270,000	3,269,317
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	5,201,000	5,188,110
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	5,056,000	5,072,728
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	3,480,000	3,490,922
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	5,913,000	5,904,675
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,444,668
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.882%, 12/25/2035	251,850	250,886
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.762%, 1/25/2037 (q)	2,200,776	1,088,200
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.887%, 3/25/2037 (q)	3,150,799	1,768,766
Cutwater Ltd., 2014-1A, “A2R”, FRN, 3.004%, 7/15/2026 (n)	4,500,000	4,509,561
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	5,480,000	5,480,003
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	2,066,000	2,069,143
Drive Auto Receivables Trust, 2017-AA, “A3”, 1.77%, 1/15/2020 (n)	3,380,000	3,381,821
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.404%, 4/18/2026 (z)	2,757,000	2,750,166
Dryden Senior Loan Fund, 2014-34A, “BR”, FRN, 2.854%, 10/15/2026 (n)	2,366,000	2,363,615
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.454%, 10/15/2026 (n)	3,033,734	3,059,399
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	283,768	283,760
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	5,100,000	5,105,201
Eaton Vance CLO Ltd, 2014-1A, “BR”, FRN, 2.904%, 7/15/2026 (n)	3,142,924	3,142,902
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.554%, 7/15/2026 (n)	6,285,849	6,285,780

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	$2,906,448	$2,903,716
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	2,780,000	2,791,096
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	112,732	112,696
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	526,931	527,545
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	3,783,532	3,781,987
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	2,111,418	2,107,654
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	1,927,239	1,940,888
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,498,000	1,510,749
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	8,877,000	8,965,453
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	260,325	260,280
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,228,621
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	43,046	43,046
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FRN, 2.856%, 4/19/2026 (n)	6,809,126	6,820,228
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FRN, 3.506%, 4/19/2026 (n)	3,928,342	3,933,827
GS Mortgage Securities Trust, 2017-GS6, “XA”, FRN, 1.053%, 5/10/2050 (i)	40,318,000	3,401,452
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026 (z)	6,679,491	6,679,082
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.561%, 11/18/2026 (n)	4,308,491	4,308,982
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	3,102,592	3,109,043
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	269,842	269,729
IMPAC CMB Trust, FRN, 1.972%, 11/25/2034	159,332	154,583
IMPAC CMB Trust, FRN, 2.152%, 11/25/2034	167,718	157,087
IMPAC Secured Assets Corp., FRN, 1.582%, 5/25/2036	503,264	478,273
Interstar Millennium Trust, FRN, 1.636%, 3/14/2036	100,187	96,260
JPMorgan Chase Commercial Mortgage Securities Corp., 1.242%, 9/15/2050 (i)	80,702,899	6,441,705
LB Commercial Conduit Mortgage Trust, FRN, 1.49%, 10/15/2035 (i)	1,578,682	17,669
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.834%, 10/15/2027 (n)	3,678,505	3,695,378
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FRN, 3.357%, 7/20/2026 (n)	6,034,000	6,033,952
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.404%, 1/18/2027 (z)	3,038,000	3,037,970
Merrill Lynch Mortgage Investors, Inc., FRN, 4.431%, 2/25/2037 (q)	1,883,583	391,959
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, FRN, 1.451%, 5/15/2050 (i)	44,522,000	4,204,484
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.464%, 6/15/2050 (i)	19,076,057	1,906,051
Morgan Stanley Capital I, Inc., FRN, 1.671%, 3/15/2031 (i)(z)	171,780	2
Motor PLC, 2015-1A, “A1”, FRN, 1.832%, 6/25/2022 (n)	846,682	846,746
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 3.104%, 4/18/2025 (z)	8,600,000	8,599,931
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	620,658	627,636
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.832%, 6/25/2065 (n)	1,411,671	1,414,185
Navient Student Loan Trust, 2016-AA, “A1”, FRN, 2.326%, 12/15/2025 (n)	383,315	383,785
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (z)	3,461,000	3,474,754
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.857%, 10/20/2026 (z)	4,321,000	4,325,485
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	907,483	908,180
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037 (q)	567,048	583,983
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	1,472,915	1,471,898
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (z)	4,420,000	4,444,991
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.429%, 10/25/2035 (q)	1,474,677	944,226
Santander Drive Auto Receivables Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	306,282	306,238
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,821,000	2,834,614
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	1,759,755	1,758,515
Shackelton CLO Ltd., 2013-4A, “CR”, FRN, 3.404%, 1/13/2025 (n)	2,150,000	2,149,473
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	1,409,145	1,409,836
Silver Spring CLO Ltd., FRN, 4.054%, 10/15/2026 (n)	3,436,000	3,427,410
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	7,440,000	7,379,267
Thacher Park CLO Ltd. 2014-1A. “CR”, FRN, 3.507%, 10/20/2026 (n)	4,301,000	4,301,925
Thornburg Mortgage Securities Trust, FRN, 1.912%, 4/25/2043	436,577	432,782
TICP CLO Ltd., FRN, 3.557%, 1/20/2027 (z)	3,767,000	3,787,568

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.476%, 5/17/2032 (n)	$2,705,016	$2,719,825
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	3,980,000	3,961,380
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	5,740,000	5,713,153
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	1,378,005	1,377,989
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (z)	4,332,000	4,334,476

		$333,921,820
Automotive - 3.9%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,630,000	$2,632,351
American Honda Finance Corp., FRN, 1.724%, 9/20/2017	2,150,000	2,151,539
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,220,000	3,219,578
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	5,308,000	5,325,442
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	4,860,000	4,860,778
Ford Motor Credit Co. LLC, FRN, 2.244%, 1/09/2018	2,600,000	2,607,384
General Motors Financial Co., Inc., 2.65%, 4/13/2020	13,401,000	13,538,749
General Motors Financial Co., Inc., 3.15%, 6/30/2022	2,972,000	2,982,096
Hyundai Capital America, 2%, 3/19/2018 (n)	6,625,000	6,633,169
Hyundai Capital America, 2.4%, 10/30/2018 (n)	2,600,000	2,608,804
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,831,717
Toyota Motor Credit Corp., FRN, 1.694%, 1/17/2019	5,320,000	5,342,637

		$56,734,244
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$3,800,000	$3,798,624

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,862,000	$1,860,380

Brokerage & Asset Managers - 0.6%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$4,908,000	$4,968,172
NYSE Euronext, 2%, 10/05/2017	3,266,000	3,268,943

		$8,237,115
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$4,230,000	$4,227,071

Business Services - 0.4%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$1,580,000	$1,597,679
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,120,000	4,091,284

		$5,688,963
Cable TV - 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$8,592,000	$9,148,237

Chemicals - 2.0%
CF Industries, Inc., 6.875%, 5/01/2018	$6,972,000	$7,220,552
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	4,320,000	4,324,523
Dow Chemical Co., 8.55%, 5/15/2019	2,900,000	3,238,975
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	5,132,000	5,175,709
LyondellBasell Industries N.V., 5%, 4/15/2019	2,963,000	3,093,784
Sherwin-Williams Co., 2.25%, 5/15/2020	6,370,000	6,407,965

		$29,461,508
Computer Software - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$3,590,000	$3,675,112

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 0.4%
Roper Industries, Inc., 1.85%, 11/15/2017	$3,978,000	$3,979,870
Roper Technologies, Inc., 2.8%, 12/15/2021	1,810,000	1,830,062

		$5,809,932
Consumer Products - 1.8%
Clorox Co., 5.95%, 10/15/2017	$1,305,000	$1,315,508
Mattel, Inc., 1.7%, 3/15/2018	1,041,000	1,040,354
Newell Brands, Inc., 2.6%, 3/29/2019	523,000	529,118
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	2,748,000	2,751,861
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	4,240,000	4,327,420
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	5,585,000	5,611,897
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	10,735,000	10,706,499

		$26,282,657
Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$2,270,000	$2,270,154
Arrow Electronics, Inc., 3%, 3/01/2018	1,326,000	1,334,904
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	4,611,000	4,643,895

		$8,248,953
Electronics - 0.3%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$1,500,000	$1,509,348
Xilinx, Inc., 2.125%, 3/15/2019	2,410,000	2,418,845

		$3,928,193
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$3,833,666
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	4,456,000	4,445,696

		$8,279,362
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$4,400,000	$4,341,920

Energy - Integrated - 0.8%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,099,735
Shell International Finance B.V., 1.125%, 8/21/2017	3,430,000	3,429,585
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,671,451

		$12,200,771
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$3,370,000	$3,378,351
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	1,208,000	1,211,324

		$4,589,675
Food & Beverages - 2.6%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$5,173,000	$5,260,455
General Mills, Inc., 1.4%, 10/20/2017	5,400,000	5,399,487
Ingredion, Inc., 1.8%, 9/25/2017	2,092,000	2,092,301
J.M. Smucker Co., 1.75%, 3/15/2018	1,750,000	1,751,741
Kraft Heinz Foods Co., 6.125%, 8/23/2018	7,435,000	7,775,315
Mondelez International, Inc., FRN, 1.924%, 10/28/2019 (n)	7,400,000	7,434,565
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	2,123,486
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	5,038,000	5,025,081
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	525,000	528,563

		$37,390,994

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.5%
CVS Health Corp., 1.9%, 7/20/2018	$3,920,000	$3,933,214
CVS Health Corp., 2.8%, 7/20/2020	3,640,000	3,724,801

		$7,658,015
Insurance - 1.2%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$2,056,013
American International Group, Inc., 3.3%, 3/01/2021	5,141,000	5,314,977
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,833,214
Metropolitan Life Global Funding I, FRN, 1.697%, 12/19/2018 (n)	3,700,000	3,715,355
Voya Financial, Inc., 2.9%, 2/15/2018	1,917,000	1,928,891

		$17,848,450
Insurance - Health - 0.0%
Aetna, Inc., 1.5%, 11/15/2017	$674,000	$673,934

Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$3,180,000	$3,203,001

International Market Quasi-Sovereign - 3.7%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,070,000	$4,069,202
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	9,000,000	9,025,767
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	7,460,000	7,381,625
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,437,373
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,083,594
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	3,150,000	3,163,797
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	3,976,362
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,818,583
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	3,160,000	3,161,820
Swedish Export Credit Corp., 1.125%, 8/28/2019	10,280,000	10,167,537

		$54,285,660
International Market Sovereign - 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$2,510,000	$2,489,569

Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/2018	$892,000	$902,562
Baidu, Inc., 2.75%, 6/09/2019	2,189,000	2,207,195

		$3,109,757
Local Authorities - 0.7%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$11,000,000	$10,881,167

Major Banks - 17.4%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$7,840,000	$7,872,826
Bank of America Corp., 6%, 9/01/2017	8,000,000	8,028,480
Bank of America Corp., 6.875%, 4/25/2018	4,213,000	4,367,722
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,307,551
Bank of America Corp., 2.369% to 7/21/2020, FRN to 7/21/2021	9,781,000	9,810,959
Bank of America Corp., 2.881% to 4/24/2022, FRN to 4/24/2023	7,801,000	7,842,205
Bank of Montreal, FRN, 1.904%, 4/09/2018	1,990,000	1,996,183
Bank of Montreal, FRN, 1.954%, 7/18/2019	5,650,000	5,695,285
Barclays PLC, 3.25%, 1/12/2021	10,346,000	10,552,310
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,390,774
Commonwealth Bank of Australia, 2.3%, 9/06/2019	6,503,000	6,565,819
Commonwealth Bank of Australia, FRN, 1.489%, 9/08/2017 (n)	6,000,000	6,001,680

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Credit Agricole, “A”, FRN, 2.734%, 1/10/2022 (n)	$3,030,000	$3,088,352
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	4,820,000	4,945,860
Credit Suisse New York, 1.75%, 1/29/2018	3,950,000	3,953,279
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,153,006
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	15,694,000	15,899,686
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	6,253,000	6,306,476
Goldman Sachs Group, Inc., 3%, 4/26/2022	4,780,000	4,843,196
HSBC Holdings PLC, 3.262% to 3/13/2022, FRN to 3/13/2023	4,311,000	4,415,068
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,740,000	1,742,459
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	4,981,183
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	4,025,760
JPMorgan Chase & Co., 2%, 8/15/2017	2,087,000	2,087,457
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,373,754
JPMorgan Chase & Co., 2.776% to 4/25/2022, FRN to 4/25/2023	7,272,000	7,305,233
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	2,790,000	2,843,350
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	3,172,000	3,232,201
Mizuho Bank Ltd., FRN, 2.497%, 10/20/2018 (n)	4,060,000	4,105,017
Morgan Stanley, 2.375%, 7/23/2019	15,440,000	15,569,773
Morgan Stanley, 2.65%, 1/27/2020	3,780,000	3,829,673
PNC Bank N.A., 1.5%, 10/18/2017	3,500,000	3,500,091
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,169,937
Royal Bank of Canada, 1.5%, 7/29/2019	8,893,000	8,858,531
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	2,500,000	2,502,000
Sumitomo Mitsui Banking Corp., FRN, 1.976%, 10/19/2018	6,250,000	6,288,931
Svenska Handelsbanken AB, 2.25%, 6/17/2019	6,504,000	6,554,621
Swedbank AB, 2.125%, 9/29/2017 (n)	10,851,000	10,864,444
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,820,000	2,826,401
Toronto-Dominion Bank, 1.45%, 9/06/2018	7,260,000	7,255,775
Toronto-Dominion Bank, 1.832%, 8/13/2019	3,170,000	3,191,096
UBS AG, 2.375%, 8/14/2019	4,186,000	4,222,640
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	6,146,000	6,263,124
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	8,600,000	8,835,709
Wells Fargo Bank N.A., FRN, 2.053%, 1/22/2018	3,900,000	3,912,971
Westpac Banking Corp., 2%, 8/14/2017	1,780,000	1,780,317

		$255,159,165
Medical & Health Technology & Services - 1.4%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$6,464,000	$6,565,259
Becton, Dickinson and Co., 2.404%, 6/05/2020	2,975,000	2,993,391
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,489,198
Catholic Health Initiatives, 1.6%, 11/01/2017	2,480,000	2,477,969
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	5,170,000	5,226,699

		$20,752,516
Medical Equipment - 1.3%
Abbott Laboratories, 2.35%, 11/22/2019	$6,330,000	$6,397,098
Abbott Laboratories, 2.9%, 11/30/2021	4,960,000	5,047,678
Medtronic, Inc., 1.5%, 3/15/2018	3,230,000	3,230,572
Zimmer Holdings, Inc., 2%, 4/01/2018	4,531,000	4,538,417

		$19,213,765
Metals & Mining - 0.3%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$1,620,000	$1,617,975
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	2,980,000	2,980,656

		$4,598,631

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 1.3%
Enbridge, Inc., 2.9%, 7/15/2022	$4,236,000	$4,268,744
Energy Transfer Partners LP, 2.5%, 6/15/2018	1,930,000	1,940,578
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,168,133
Enterprise Products Operating LP, 6.5%, 1/31/2019	1,280,000	1,364,242
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	2,750,000	2,752,571
ONEOK Partners LP, 3.2%, 9/15/2018	3,550,000	3,591,297
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	2,847,000	2,851,698

		$18,937,263
Mortgage-Backed - 0.4%
Fannie Mae, 6%, 8/01/2017 - 12/01/2017	$1,405	$1,405
Fannie Mae, 5.5%, 9/01/2017 - 2/01/2019	44,666	45,156
Fannie Mae, 5%, 2/01/2018 - 7/01/2023	663,002	691,286
Fannie Mae, 4.5%, 10/01/2018 - 3/01/2023	532,332	556,094
Fannie Mae, 3%, 12/01/2031	2,949,286	3,041,210
Fannie Mae, FRN, 1.254%, 5/25/2018	690,689	690,244
Fannie Mae, FRN, 3.46%, 2/01/2033	26,514	27,233
Fannie Mae, FRN, 3.355%, 3/01/2033	82,726	84,493
Fannie Mae, FRN, 3.5%, 5/01/2033	244,901	257,892
Freddie Mac, 5.5%, 9/01/2017 - 11/01/2019	131,995	135,000
Freddie Mac, 5%, 5/01/2018 - 8/01/2020	307,725	316,501
Freddie Mac, 0.883%, 7/25/2049 (i)	328,552	16,203
Ginnie Mae, FRN, 2.125%, 7/20/2032	80,947	84,259

		$5,946,976
Network & Telecom - 2.3%
AT&T, Inc., 2.3%, 3/11/2019	$4,270,000	$4,303,191
AT&T, Inc., 2.45%, 6/30/2020	6,250,000	6,297,875
AT&T, Inc., 3.2%, 3/01/2022	5,118,000	5,228,226
AT&T, Inc., 2.85%, 2/14/2023	3,021,000	3,025,106
AT&T, Inc., FRN, 2.11%, 11/27/2018	3,850,000	3,883,668
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	2,990,668
Verizon Communications, Inc., 4.5%, 9/15/2020	7,999,000	8,552,595

		$34,281,329
Oil Services - 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$3,010,000	$3,012,468

Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$5,697,000	$5,755,913

Other Banks & Diversified Financials - 7.6%
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (z)	$6,421,000	$6,436,141
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	1,021,000	1,034,756
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,615,593
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,530,000	4,537,384
BPCE S.A., 1.625%, 1/26/2018	4,410,000	4,407,486
BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,618,265
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,590,810
Capital One Financial Corp., 2.5%, 5/12/2020	4,324,000	4,362,618
Citigroup, Inc., 2.4%, 2/18/2020	10,463,000	10,549,665
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	5,027,645
Citizens Bank N.A., 2.5%, 3/14/2019	800,000	806,590
Citizens Bank N.A., 2.25%, 3/02/2020	3,450,000	3,462,192
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	848,018

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Compass Bank, 2.875%, 6/29/2022	$6,688,000	$6,684,101
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,283,051
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,871,214
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,148,707
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,341,820
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,544,116
Lloyds Bank PLC, 1.75%, 5/14/2018	2,040,000	2,041,875
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,712,128
Lloyds Bank PLC, 2.312%, 1/22/2019	6,220,000	6,286,442
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,102,401
National Bank of Canada, FRN, 2.082%, 12/14/2018	5,040,000	5,082,855
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,577,706
Santander UK PLC, 3.05%, 8/23/2018	2,403,000	2,431,591
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,122,060
Synchrony Financial, 1.875%, 8/15/2017	2,830,000	2,830,175

		$111,357,405
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$1,563,000	$1,555,124

Pharmaceuticals - 3.9%
AbbVie, Inc., 1.8%, 5/14/2018	$5,760,000	$5,768,421
Actavis Funding SCS, 2.35%, 3/12/2018	4,615,000	4,634,401
Actavis Funding SCS, 3%, 3/12/2020	2,399,000	2,455,120
Amgen, Inc., 2.2%, 5/11/2020	8,647,000	8,724,391
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	4,000,000	4,000,028
Biogen, Inc., 2.9%, 9/15/2020	3,400,000	3,489,495
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	3,507,000	3,507,000
Celgene Corp., 2.125%, 8/15/2018	4,900,000	4,922,280
EMD Finance LLC, 1.7%, 3/19/2018 (n)	5,140,000	5,141,352
Gilead Sciences, Inc., 1.85%, 9/04/2018	4,760,000	4,777,265
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,319,577

		$57,739,330
Real Estate - Apartment - 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,280,312

Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$1,686,000	$1,691,432

Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$2,000,000	$2,003,240
Vornado Realty LP, REIT, 2.5%, 6/30/2019	2,848,000	2,873,888

		$4,877,128
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,935,000	$1,934,307
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	2,730,000	2,730,164

		$4,664,471
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$2,810,000	$2,827,329

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	$660,000	$660,356
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	2,068,000	2,070,866

		$2,731,222
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$2,430,000	$2,494,606

Supranational - 0.7%
Corporacion Andina de Fomento, 1.5%, 8/08/2017	$4,500,000	$4,500,000
Corporacion Andina de Fomento, FRN, 1.861%, 1/29/2018	1,190,000	1,190,309
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	4,870,000	4,882,175

		$10,572,484
Telecommunications - Wireless - 0.9%
American Tower Corp., 2.8%, 6/01/2020	$2,158,000	$2,195,074
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	2,840,000	2,835,367
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,209,944
SBA Tower Trust, 2.898%, 10/08/2019 (n)	4,150,000	4,173,601
SBA Tower Trust, 2.877%, 7/09/2021 (n)	1,843,000	1,835,517

		$13,249,503
Tobacco - 1.2%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$4,696,000	$4,698,447
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	8,541,000	8,722,966
Reynolds American, Inc., 2.3%, 6/12/2018	3,640,000	3,657,206

		$17,078,619
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$5,870,000	$5,900,771

U.S. Government Agencies and Equivalents - 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$4,500,000	$4,537,220

U.S. Treasury Obligations - 5.3%
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)(n)	$37,496,000	$37,635,148
U.S. Treasury Notes, 1.375%, 2/15/2020	40,000,000	39,939,080

		$77,574,228
Utilities - Electric Power - 4.5%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$2,570,000	$2,570,581
Dominion Energy, Inc., 2.579%, 7/01/2020	4,253,000	4,293,021
Dominion Resources, Inc., 1.6%, 8/15/2019	1,640,000	1,629,337
Dominion Resources, Inc., 2.962%, 7/01/2019	2,840,000	2,890,839
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	7,068,691
Duke Energy Corp., 1.625%, 8/15/2017	1,410,000	1,410,144
Emera U.S. Finance LP, 2.15%, 6/15/2019	4,397,000	4,406,629
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	670,000	673,453
Eversource Energy, 1.6%, 1/15/2018	2,370,000	2,367,711
Eversource Energy, 2.5%, 3/15/2021	3,117,000	3,115,884
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,131,260
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	9,849,000	9,852,723
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,651,209
PG&E Corp., 2.4%, 3/01/2019	3,378,000	3,400,487
Southern Co., 2.45%, 9/01/2018	2,700,000	2,719,591
Southern Co., 1.85%, 7/01/2019	5,610,000	5,604,317
Southern Power Co., 1.85%, 12/01/2017	4,230,000	4,233,904

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Xcel Energy, Inc., 2.4%, 3/15/2021	$4,070,000	$4,093,655

		$66,113,436
Total Bonds		$1,421,877,730

Short-Term Obligations (y) - 1.8%
Bank of Nova Scotia, 1.44%, due 9/01/2017	$18,300,000	$18,303,130
Credit Agricole, 1.43%, due 9/01/2017	8,280,000	8,281,641
Total Short-Term Obligations		$26,584,771

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.08% (v)	10,628	$10,628
Total Investments		$1,448,473,129

Other Assets, Less Liabilities - 1.3%		19,609,614
Net Assets - 100.0%		$1,468,082,743

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $480,606,307 representing 32.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.804%, 10/17/2024	3/16/17	$5,304,000	$5,303,963
Atrium CDO Corp., 2010-A, “B1R”, FRN, 2.754%, 7/16/2025	5/12/17	6,523,000	6,522,954
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.804%, 10/17/2026	3/10/17	6,471,000	6,501,700
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020	7/11/17	6,412,042	6,436,141
Bayview Commercial Asset Trust, FRN, 1.542%, 8/25/2035	6/09/05	497,323	460,368
Bayview Commercial Asset Trust, FRN, 1.502%, 4/25/2036	2/23/06	433,053	405,663
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040	3/01/06	581,443	453,602
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 7/15/2029	5/23/17	3,045,850	3,048,172
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 7/15/2029	5/23/17	1,359,688	1,361,875
Commercial Mortgage Asset Trust, FRN, 0.576%, 1/17/2032	8/25/03	15,898	101
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.404%, 4/18/2026	3/22/17	2,757,000	2,750,166
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026	2/09/17-3/09/17	6,678,347	6,679,082
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	3/30/17	8,637,379	8,722,966
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.404%, 1/18/2027	4/03/17	3,038,000	3,037,970
Morgan Stanley Capital I, Inc., FRN, 1.671%, 3/15/2031	6/10/03	306	2
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 3.104%, 4/18/2025	4/04/17	8,600,000	8,599,931
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	620,658	627,636
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022	4/24/17	3,460,768	3,474,754

10

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.857%, 10/20/2026	2/17/17	$4,321,000	$4,325,485
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	907,445	908,180
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021	3/15/17	4,419,265	4,444,991
TICP CLO Ltd., FRN, 3.557%, 1/20/2027	3/20/17	3,767,000	3,787,568
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025	4/28/17	4,332,000	4,334,476
Total Restricted Securities			$82,187,746
% of Net assets			5.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 7/31/17

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 year	Long	USD	240	$28,355,625	September - 2017	$13,690

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 year	Long	USD	281	$60,792,594	September - 2017	$(27,336)

At July 31, 2017, the fund had liquid securities with an aggregate value of $312,154 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

12

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$82,111,448	$—	$82,111,448
Non-U.S. Sovereign Debt	—	79,968,995	—	79,968,995
U.S. Corporate Bonds	—	590,516,145	—	590,516,145
Residential Mortgage-Backed Securities	—	25,122,443	—	25,122,443
Commercial Mortgage-Backed Securities	—	21,475,496	—	21,475,496
Asset-Backed Securities (including CDOs)	—	266,686,087	—	266,686,087
Foreign Bonds	—	355,997,116	—	355,997,116
Short Term Securities	—	26,584,771	—	26,584,771
Mutual Funds	10,628	—	—	10,628
Total Investments	$10,628	$1,448,462,501	$—	$1,448,473,129

Other Financial Instruments
Futures Contracts – Assets	$13,690	$—	$—	$13,690
Futures Contracts – Liabilities	(27,336)	—	—	(27,336)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,452,100,594
Gross unrealized appreciation	6,689,521
Gross unrealized depreciation	(10,316,986)
Net unrealized appreciation (depreciation)	$(3,627,465)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,980,291	163,333,731	(219,303,394)	10,628

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,265	$—	$69,450	$10,628

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2017, are as follows:

United States	69.7%
Canada	5.1%
United Kingdom	4.7%
France	3.8%
Sweden	2.8%
Netherlands	2.7%
Japan	2.5%
Switzerland	2.1%
Australia	1.5%
Other Countries	5.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

13

QUARTERLY REPORT

July 31, 2017

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 95.3%
Alabama - 0.8%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/2018	$2,335,000	$2,409,149
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2017	1,815,000	1,819,665
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2018	1,000,000	1,031,210
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	1,615,000	1,706,490
Alabama State Industrial Development Authority, Solid Waste Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/2023	250,000	250,033
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,478,574
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,344,014
Phoenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,640,141

		$13,679,276
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,544,354
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,348,188
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,440,520

		$7,333,062
Arizona - 1.5%
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 2.67%, 2/01/2048 (Put Date 2/05/2020)	$3,000,000	$3,040,830
Chandler, AZ, 5%, 7/01/2022 (Prerefunded 7/01/2018)	1,000,000	1,037,240
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2026	3,000,000	3,675,720
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,469,311
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/2025	1,240,000	1,273,009
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/2020	775,000	776,713
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies), “A”, 2.95%, 7/01/2026	3,480,000	3,412,906
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	410,000	408,819
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2025	3,800,000	4,664,348
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2017	375,000	375,000
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2018	525,000	544,016
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/2027 (Put Date 6/01/2018)	3,000,000	3,020,910
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,280,000	1,282,598

		$24,981,420
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$385,754
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	519,135
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	433,762
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,731,950
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,350,945
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	352,425
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,987,011

		$12,760,982
California - 7.2%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2018	$3,510,000	$3,620,776
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	3,000,000	3,163,410
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,065,590
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,375,838
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2017	250,000	251,265
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2018	400,000	412,648
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/2021	500,000	573,140
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/2017	1,100,000	1,106,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	$2,750,000	$2,972,420
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,671,536
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2018	430,000	442,152
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,323,117
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,176,490
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.25%, 8/01/2023 (Put Date 11/01/2017)	2,225,000	2,225,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	135,000	136,573
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	3,045,000	3,080,474
California Public Finance Authority, University Housing Rev. (NCCD Claremont Properties LLC, Claremont Colleges Project), “A”, 5%, 7/01/2027	750,000	858,435
California Public Finance Authority, University Housing Rev. (NCCD Claremont Properties LLC, Claremont Colleges Project), “A”, 5%, 7/01/2032	700,000	776,167
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2017	415,000	419,482
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	404,898
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	423,331
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	343,770
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,349,231
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	803,595
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,210,182
California State University Rev., “A”, 5%, 11/01/2022	5,000,000	5,966,600
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,640,000	1,642,148
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	495,000	496,074
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/2018	3,500,000	3,502,065
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/2018	400,000	413,116
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	525,443
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	513,831
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	612,656
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2018	235,000	239,171
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	586,775
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	343,319
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	1,022,907
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/2018	500,000	520,525
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	1,865,000	2,173,023
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	1,865,000	2,208,570
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,613,450
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,645,974
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,078,330
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2018	2,450,000	2,490,940
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/2018	310,000	315,180
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2019	2,575,000	2,619,110
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2020	2,705,000	2,751,228
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	855,443
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2022	800,000	934,136
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/2024	4,000,000	4,797,480
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/2017	1,140,000	1,142,120
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2018	1,210,000	1,249,676
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,379,547
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,959,003

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	$750,000	$835,688
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,377,228
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2022	1,500,000	1,764,660
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,318,328
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	553,990
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/2047 (Put Date 4/02/2018)	3,820,000	3,824,546
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,119,201
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	326,225
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	816,308
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2022	1,285,000	1,483,944
San Pablo, CA, Redevelopment Agency Rev., “A”, AGM, 5%, 6/15/2020	1,000,000	1,107,690
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AMBAC, 0%, 2/01/2026	1,690,000	1,320,786
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2017	575,000	577,041
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2018	600,000	626,034
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2019	625,000	675,644
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2020	985,000	1,099,437
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2021	1,350,000	1,550,705
State of California, 5%, 8/01/2026	3,490,000	4,373,528
State of California, “B”, FRN, 1.619%, 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,026,950
University of California, “AK”, 5%, 5/15/2048 (Put Date 5/15/2023)	5,000,000	6,007,600

		$119,568,987
Colorado - 1.9%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,165,000	$2,295,355
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/2018	100,000	100,758
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	160,324
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,460,000	1,540,212
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2018	300,000	306,531
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	328,867
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	593,156
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	55,000	61,636
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,299,966
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,993,285
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	2,120,000	2,207,090
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/2017	1,250,000	1,261,438
Denver, CO, City & County Airport Systems Rev., “A”, NATL, 5%, 11/15/2030	6,280,000	6,348,829
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	314,730
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	482,295
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,654,995
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,762,950
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,361,020
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,158,040
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,840,064
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	589,025
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,539,278
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,501,089

		$31,700,933
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	$1,840,000	$2,064,627
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,131,296
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “H”, AGM, 5%, 7/01/2019	2,350,000	2,511,257
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,296,290
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,555,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	$5,600,000	$6,659,632
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	2,034,210

		$24,252,522
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project) , 4%, 9/01/2024	$215,000	$223,329
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	480,000	473,160

		$696,489
District of Columbia - 0.1%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$45,000	$45,041
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,282,602

		$1,327,643
Florida - 2.6%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$1,054,918
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,110,970
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,170,558
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/2017	250,000	251,323
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/2017	700,000	704,865
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	90,000	89,999
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	405,872
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	632,584
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	732,028
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,284,960
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,586,651
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,457,027
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	688,392
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2019 (Prerefunded 10/01/2017)	275,000	251,837
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2023 (Prerefunded 10/01/2017)	215,000	158,633
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2024 (Prerefunded 10/01/2017)	150,000	104,510
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,563,755
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,485,677
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	330,414
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	225,328
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	471,720
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2018	2,000,000	2,091,340
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	2,026,481
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	422,986
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/2018	1,600,000	1,633,824
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,877,310
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	2,022,100
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	2,042,857
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	661,560
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,353,288
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/2017	870,000	873,428
South Florida, Water Management District, COP, 5%, 10/01/2024	2,000,000	2,407,200
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/2021	290,000	290,882
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	533,425
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2018	200,000	206,738
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,303,390
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,127,440

		$42,636,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 2.8%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/2018	$2,000,000	$2,034,180
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2018	700,000	712,082
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	400,000	436,896
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2026	575,000	686,378
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 1.85%, 12/01/2049 (Put Date 8/22/2019)	7,500,000	7,502,325
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,149,570
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,403,400
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,673,337
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FRN, 1.77%, 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,505,575
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	4,150,000	4,382,940
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2019	2,500,000	2,638,850
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,833,167
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	2,001,038
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	2,055,638

		$47,015,376
Guam - 0.5%
Guam Government Business Privilege Tax Rev., “A”, 1/01/2027	$3,185,000	$3,430,181
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2017	1,080,000	1,090,271
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2017	350,000	354,144
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2018	750,000	782,745
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	420,000	421,806
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,696,965

		$7,776,112
Hawaii - 0.4%
State of Hawaii, “FH”, 5%, 10/01/2025	$5,000,000	$6,188,600

Illinois - 12.3%
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	$1,685,000	$1,689,229
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	415,000	416,054
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	1,165,000	1,168,064
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	2,000,000	2,005,240
Chicago, IL, “A”, AGM, 5%, 1/01/2022	25,000	25,084
Chicago, IL, “A”, AGM, 5%, 1/01/2022	400,000	402,800
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	3,900,000	3,910,062
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,049,170
Chicago, IL, “A”, AGM, 5%, 1/01/2023	10,000	10,073
Chicago, IL, “A”, AGM, 5%, 1/01/2023	250,000	251,750
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	4,500,000	4,511,295
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,050
Chicago, IL, “A”, ASSD GTY, 5.25%, 1/01/2025	2,000,000	2,028,140
Chicago, IL, “A”, AGM, 5%, 1/01/2026	20,000	20,095
Chicago, IL, “A”, AGM, 5%, 1/01/2027	150,000	152,450
Chicago, IL, “A”, AGM, 5%, 1/01/2028	3,430,000	3,597,693
Chicago, IL, “C”, NATL, 5%, 1/01/2023	270,000	273,213
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	1,890,000	1,894,876
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,211,156
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	6,304,054
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	292,543
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,251,423
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/2017	3,645,000	3,685,277
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2018	3,000,000	3,005,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	$2,275,000	$2,305,098
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	1,060,000	1,063,159
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	1,755,000	1,793,206
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	4,140,000	4,314,915
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2019	550,000	509,207
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	2,580,017
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	637,907
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	520,837
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2019	1,600,000	1,621,168
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	2,855,000	2,892,857
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	675,000	683,903
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	4,660,616
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	200,000	206,698
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	5,675,282
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	952,077
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,923,100
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,726,810
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,756,813
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,957,125
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,884,963
Cook County, IL, “C”, AGM, 5%, 11/15/2025	10,000,000	11,145,100
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,609
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	454,700
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	401,569
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	953,543
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/2018	1,405,000	1,411,828
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,046,560
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2025	5,000,000	5,898,450
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2026	2,700,000	3,168,990
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 2.209%, 5/01/2036 (Put Date 5/01/2021)	700,000	703,633
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2022	4,380,000	4,834,469
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,361,526
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	325,000	335,527
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	4,675,000	4,826,423
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	591,147
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	830,000	896,964
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,112,970
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2018	1,200,000	1,221,012
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,056,270
Illinois Finance Authority Rev., Unrefunded Balance, (DePaul University), 5%, 10/01/2020	3,330,000	3,696,167
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	1,605,000	1,828,833
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	7,190,000	7,336,173
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,135,000	1,293,162
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	705,000	715,131
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,315,360
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,086,976
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	3,957,969
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/2018	7,395,000	7,254,051
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2018	620,000	627,855
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	528,000
Romeoville, IL, Rev. (Lewis University Project), 4%, 10/01/2017	365,000	366,537
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	506,464
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	567,372
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	568,200
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,584,610

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	$1,000,000	$1,187,430
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,674,332
State of Illinois, NATL, 5%, 4/01/2021	2,145,000	2,182,087
State of Illinois, 5%, 1/01/2022	500,000	522,775
State of Illinois, 5%, 1/01/2024	3,000,000	3,124,530
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	2,937,105
State of Illinois, AGM, 5%, 2/01/2027	910,000	997,178
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,809,524
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,362,388

		$205,292,208
Indiana - 1.4%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,207,230
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/2017	1,350,000	1,360,193
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,144,780
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,129,520
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	362,252
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,313,000
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	2,085,000	2,074,721
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/2018	515,000	521,448
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	531,395
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,804,379
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,099,630
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,500,000	1,680,690
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,464,880

		$23,694,118
Iowa - 0.3%
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2025	$400,000	$500,792
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2026	425,000	538,046
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,010,000	1,046,693
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	2,725,000	2,838,224

		$4,923,755
Kansas - 0.4%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,332,096
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,357,992
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,508,403
Johnson County, KS, Unified School District, General Obligation, “A”, 2%, 9/01/2017	750,000	750,788
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,078,010

		$6,027,289
Kentucky - 1.2%
Kentucky Economic Development Finance Authority, 5%, 6/01/2026	$2,000,000	$2,307,640
Kentucky Economic Development Finance Authority, 5%, 6/01/2027	2,625,000	3,031,035
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	2,011,345
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/2018	1,000,000	1,036,940
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	2,520,000	2,496,766
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	3,070,000	3,116,265
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,521,550

		$19,521,541

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 0.8%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,650,705
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,348,418
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/2018	2,525,000	2,603,477
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,431,663
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	756,147
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,603,683

		$13,394,093
Maine - 0.4%
Portland, ME, General Airport Rev., 4%, 7/01/2018	$440,000	$451,400
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	214,274
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,551,050

		$6,216,724
Maryland - 1.5%
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2024	$850,000	$989,128
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2026	2,000,000	2,357,120
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	3,190,000	3,362,547
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,706,043
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,532,628
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,820,992
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	741,221
Montgomery & Prince George’s Counties, MD, Washington Suburban Sanitary District Rev., “A”, FRN, 0.82%, 6/01/2023	3,900,000	3,900,000
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,184,430
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	6,300,305

		$24,894,414
Massachusetts - 3.6%
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 1.25%, 1/01/2018	$1,500,000	$1,500,645
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	6,185,000	7,105,885
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	585,000	639,627
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	585,000	652,790
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	440,000	497,059
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,065,000	1,216,496
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	60,000	62,099
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	162,167
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2018	1,485,000	1,548,781
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,725,471
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,761,960
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,067,083
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,366,340
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,169,650
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	238,148
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	6,049,890
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,311,027
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/2020	4,400,000	4,803,524
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2018	1,085,000	1,120,338
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	5,510,000	5,400,957
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	3,585,000	3,583,674
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,930,171
Massachusetts Water Resources Authority, “A”, 4%, 8/01/2017	5,855,000	5,855,000

		$60,768,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 2.8%
Central Michigan University Rev., 5%, 10/01/2017	$1,760,000	$1,772,302
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/2022	3,000,000	3,009,300
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	565,472
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	709,756
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,695,070
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	1,000,000	1,156,010
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,069,210
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,652,880
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,127,760
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	400,000	448,032
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,656,045
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,965,675
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,112,720
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2023	3,000,000	3,599,070
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2024	3,250,000	3,971,923
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2025	5,000,000	6,185,400
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,801,473
State of Michigan, 5%, 11/15/2018	1,000,000	1,052,770
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	295,858
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	416,938
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	465,840

		$46,729,504
Minnesota - 1.5%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	$200,000	$247,836
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	306,085
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,899,170
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,227,320
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2022	1,505,000	1,710,628
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	9,807,156
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,749,000
State of Minnesota, “H”, 5%, 11/01/2017	2,600,000	2,627,586

		$24,574,781
Mississippi - 1.7%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2018	$400,000	$410,192
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	663,788
City of Jackson, MS, Water & Sewer System Rev. ., BAM, 4%, 9/01/2019	700,000	732,074
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,395,297
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,194,520
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,919,130
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,620,739
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,888,464
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,158,240
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,983,430
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 1.4%, 9/01/2022 (Put Date 8/15/2017)	4,000,000	4,000,320
State of Mississippi, “B”, 5%, 12/01/2025	415,000	512,625

		$28,478,819
Missouri - 0.8%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$464,119
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2017	650,000	653,218
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2018	675,000	696,026

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	$215,000	$250,402
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	566,501
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	626,093
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	622,457
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2018	400,000	409,656
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	473,756
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,055,000	1,119,809
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/2018	1,500,000	1,501,770
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,451,600

		$12,835,407
Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	$2,345,000	$2,461,242
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2020	1,710,000	1,862,635
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2021	2,000,000	2,227,460
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	775,000	788,594

		$7,339,931
Nevada - 0.3%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/2026 (Put Date 6/01/2018)	$1,950,000	$2,011,523
Nevada Unemployment Compensation Rev., 5%, 12/01/2017	2,500,000	2,535,250

		$4,546,773
New Hampshire - 0.3%
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	$4,405,000	$4,914,967

New Jersey - 6.0%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$397,471
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	234,468
East Orange, NJ, 2%, 8/17/2017	4,000,000	4,001,760
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,405,078
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,053,036
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	981,475
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	749,730
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,033,090
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,066,230
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,664,640
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,143,730
New Jersey Economic Development Authority Rev., 5%, 6/15/2018	4,000,000	4,101,880
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	103,250
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	619,175
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	714,726
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	542,210
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	328,221
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	470,594
New Jersey Economic Development Authority Rev., School Facilities Construction, “N-1”, AMBAC, 5.5%, 9/01/2026	1,985,000	2,277,688
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	720,000	757,706
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	975,000	991,741
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,695,494
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,903,342

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	$2,150,000	$2,570,841
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,600,000	4,425,752
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,540,000	2,540,914
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	8,270,000	8,378,751
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2019	2,000,000	1,995,720
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	10,770,000	10,810,388
New Jersey Transportation Trust Fund Authority, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,642,550
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,599,800
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	6,415,000	6,545,032
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	5,135,000	5,234,619
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,354,250
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,106,806
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,701,821
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,200,742
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,066,050
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2018	2,250,000	2,303,190
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 5%, 6/01/2019	3,580,000	3,823,655

		$99,537,616
New Mexico - 0.7%
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/2018	$2,000,000	$2,072,720
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	9,964,535

		$12,037,255
New York - 4.7%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$975,000	$996,986
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,282,637
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	6,130,000	6,588,953
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/2018	800,000	820,352
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,101,010
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	221,456
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	282,388
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, ETM, 5%, 10/01/2017	2,000,000	2,014,020
New York Counties Tobacco Trust VI, “C”, 2.45%, 6/01/2042	1,240,000	1,200,568
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 8/15/2022	1,000,000	1,004,400
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,484,379
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,769,000
New York Dormitory Authority Rev. (Pace University), “A”, ETM, 4%, 5/01/2018	55,000	56,221
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2018	1,000,000	1,035,560
New York Dormitory Authority Rev., Unrefunded Balance, (Pace University), “A”, 4%, 5/01/2018	1,945,000	1,977,579
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,190,000
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,772,286
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,639
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Waste Management, Inc. Project), 1.18%, 5/01/2030 (Put Date 11/01/2017)	960,000	960,000
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	3,184,993
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,858,345
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,441,571
New York, NY, “C”, 5%, 8/01/2017	1,000,000	1,000,000
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,813,700
New York, NY, “J-4”, FRN, 1.37%, 8/01/2025	1,035,000	1,035,010
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2018	3,250,000	3,370,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	$1,250,000	$1,342,688
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/2017	1,040,000	1,040,260
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2018	250,000	256,035
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, ETM, 5%, 7/01/2019	250,000	263,173
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,440,000	1,459,915
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,410,000	1,534,207
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,510,600
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2025	1,000,000	1,156,940
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2026	2,000,000	2,323,800
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2027	1,500,000	1,754,190

		$79,108,981
North Carolina - 1.2%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,607,498
Durham County, NC, 5%, 4/01/2019	1,000,000	1,067,490
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2022	665,000	752,421
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2023	325,000	372,561
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2024	700,000	811,944
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 1.56%, 12/01/2033 (Put Date 12/01/2017)	2,605,000	2,603,828
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,810,830
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,841,800
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	560,680
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	780,540
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,215,260

		$19,424,852
North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2018	$1,180,000	$1,200,827

Ohio - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	$3,775,000	$3,529,625
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,500,588
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	422,235
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	433,495
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	456,014
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2018	335,000	340,296
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	356,702
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	312,657
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	387,821
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	398,102
Columbus, OH, 5%, 7/01/2022	2,350,000	2,769,593
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2026	2,000,000	2,291,860
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2027	2,150,000	2,463,836
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	9,198,400
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	717,938
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	892,924
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,131,630
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,236,140

		$29,839,856

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	$800,000	$901,448
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	563,510
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	1,500,000	1,646,010
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	786,793
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	686,922
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,085,830

		$5,670,513
Oregon - 1.3%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$578,150
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	350,000	377,136
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2022	350,000	398,031
Lake Oswego, OR , 4%, 6/01/2019	1,195,000	1,260,546
Lake Oswego, OR , 4%, 6/01/2020	1,830,000	1,979,127
Lake Oswego, OR , 4%, 6/01/2021	2,330,000	2,575,372
Oregon Health & Science University Rev., “A”, 5%, 7/01/2018	785,000	813,645
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,792,545
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,204,440
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/2018	5,000,000	5,122,350
State of Oregon, “A”, 5%, 5/01/2025	2,000,000	2,476,280
State of Oregon, “A”, 5%, 5/01/2026	2,000,000	2,506,200
Washington County, OR, School District, AGM, 5.25%, 6/15/2018	1,000,000	1,037,200

		$22,121,022
Pennsylvania - 6.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2026	$525,000	$631,376
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 1.504%, 2/01/2021	1,290,000	1,289,884
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	1,000,000	1,081,000
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/2033 (Put Date 5/01/2018)	2,000,000	2,048,100
Bethlehem Area School District, PA, (Northampton and Lehigh Counties), “A”, AGM, 5%, 2/01/2025	4,575,000	5,497,595
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2017	1,000,000	1,011,330
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	1,000,000	1,046,730
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	539,250
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	952,254
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,509,201
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2024	750,000	903,240
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2029	450,000	526,478
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,943,370
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,401,867
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	644,506
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,154,355
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	835,427
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,460,494
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	464,460
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	531,495
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/2018	1,795,000	1,798,321
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/2017	425,000	425,000
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2025	500,000	599,795
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2024	600,000	715,494
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2023	300,000	354,273
Lancaster County School District, PA, “B”, AGM, 5%, 6/01/2025	2,000,000	2,407,560
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	339,537

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	$320,000	$369,821
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	827,218
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	314,751
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,180,211
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,191,764
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	909,681
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,485,663
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,360,180
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,386,406
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,277,474
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,424,651
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,188,560
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,885,322
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	878,715
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.18%, 8/01/2045 (Put Date 11/01/2017)	2,875,000	2,875,000
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A” , FRN, 1.25%, 4/01/2019 (Put Date 10/01/2017)	1,690,000	1,690,000
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	265,000	270,576
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,428,310
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B”, AMBAC, 5.25%, 9/01/2017	1,000,000	1,003,610
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), ETM, 5%, 7/01/2018	1,005,000	1,042,336
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,636,913
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,741,200
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,764,284
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,393,215
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,438,900
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,159,810
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,160,750
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	923,768
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	1,040,363
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,830,936

		$101,192,780
Puerto Rico - 5.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$1,158,245
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,915,864
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	550,000	561,583
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,429,300
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2030	2,535,000	2,890,787
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	4,181,515
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	554,700
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	784,829
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,967,209
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	70,000	67,819
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	350,000	325,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	610,000	539,862
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	580,000	629,909
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,780,111
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,471,108
Commonwealth of Puerto Rico, Public Improvement, “A”, AMBAC, 5.5%, 7/01/2019	1,065,000	1,102,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	$1,355,000	$1,547,505
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	200,398
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,063,360
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,255
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,442,232
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,430,000	1,431,087
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	42,160
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2018	1,005,000	1,028,718
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2019	5,115,000	5,330,290
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,178,275
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	460,095
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	110,172
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	374,151
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	705,000	712,910
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,643,233
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	869,649
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,035
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4%, 7/01/2018	1,300,000	1,318,967
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	100,000	101,909
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,763,164
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	260,494
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,077,021
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,312,437
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	206,774
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	220,000	220,931
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	108,600
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	35,000	35,007
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	384,796
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	245,000	245,120
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	298,280
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	88,579
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	383,351
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	310,000	317,232
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,875,000	4,155,201
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	4,870,000	5,258,577
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,270,000	2,459,409
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,510,000	1,640,993
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	137,303
Puerto Rico Municipal Finance Agency, “C”, AGM, 5.25%, 8/01/2017	855,000	855,000
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	402,355
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	6,390,000	6,539,079
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	3,210,000	3,226,885
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	245,270

		$96,198,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 1.6%
Providence, RI, “A”, 4%, 7/15/2019	$400,000	$418,208
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,749,069
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,101,300
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,122,700
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,498,989
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,818,600
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	982,247
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	624,041
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,510,000	1,561,159
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/2018	3,200,000	3,216,896
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,651,414
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2020	2,000,000	2,188,880

		$26,933,503
South Carolina - 1.0%
Berkeley County, SC, School District Rev., 5%, 12/01/2018	$630,000	$662,981
Berkeley County, SC, School District Rev., 5%, 12/01/2017	500,000	506,880
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,682,617
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/2018	750,000	762,465
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,883,103
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,330,109
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,540,214
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,182,560
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,785,630

		$16,336,559
Tennessee - 1.5%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2018	$5,120,000	$5,355,366
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2018	1,000,000	1,020,470
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	920,000	974,271
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	812,750
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2022	1,680,000	1,946,767
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	865,703
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	970,666
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,570,320
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,570,550
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/2018	1,100,000	1,130,679
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,076,620

		$24,294,162
Texas - 5.3%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2025	$1,000,000	$1,227,750
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/2019	1,275,000	1,354,866
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “A”, 5%, 1/01/2025	1,740,000	2,046,953
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “B”, 5%, 1/01/2024	1,200,000	1,372,980
Austin, TX, Public Improvement Rev., 5%, 9/01/2022	5,000,000	5,921,500
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/2021	6,595,000	7,470,552
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,685,000	2,727,718
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,611,402
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/2018	795,000	813,873
Dallas, TX, Waterworks & Sewer System Rev., 3%, 10/01/2017	1,000,000	1,003,800
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	678,496
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	566,129
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,230,766
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2018	430,000	441,253

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019 (Prerefunded 11/15/2018)	$600,000	$631,050
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), ETM, 5%, 11/15/2018	470,000	494,492
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	634,311
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,125,320
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,100,710
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	502,517
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,096,688
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	758,453
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2020	880,000	941,609
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2019	840,000	877,624
Klein, TX, Independent School District, PSF, 5%, 8/01/2021 (Prerefunded 8/01/2018)	895,000	931,203
Klein, TX, Independent School District, PSF, 5%, 8/01/2021	105,000	109,372
Lone Star College System, TX, “A”, 5%, 8/15/2018	4,250,000	4,429,563
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,523,719
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 1.05%, 1/01/2020 (Put Date 10/01/2017)	5,580,000	5,580,000
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.25%, 1/01/2026 (Put Date 8/01/2017)	3,340,000	3,340,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	54,363
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	30,000	29,542
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 1.25%, 11/01/2018	200,000	198,938
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2018	100,000	101,661
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	311,235
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	427,920
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,313,818
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,229,730
Tarrant County, TX, 5%, 7/15/2018	2,770,000	2,879,831
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,353,975
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/2018	500,000	521,165
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	630,000	664,499
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,337,125
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	849,990
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,503,368
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,596,817
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	265,000	265,064
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	80,000	81,235
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), “A”, 5%, 2/15/2026	1,750,000	2,150,015

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2025	$1,675,000	$1,856,101
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	5,280,000	5,282,640
Texas Technical College System Rev., AGM, 5%, 10/15/2024	1,425,000	1,712,565
Texas Technical College System Rev., AGM, 5%, 10/15/2025	1,550,000	1,881,886

		$89,148,152
U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,689,915
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,689,765
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	3,625,000	3,864,721
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,875,985
Virgin Islands Public Finance Authority Rev.,“B”, AGM, 5%, 10/01/2019	5,000,000	5,272,700

		$16,393,086
Utah - 0.7%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$750,000	$778,073
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	1,990,000	2,395,244
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,457,172
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2027	2,000,000	2,444,620
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/2017	5,000,000	5,052,350

		$12,127,459
Vermont - 0.5%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	$100,000	$106,411
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	2,050,000	2,253,135
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,126,150
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	850,000	962,268
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2025	875,000	990,736
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,385,642

		$7,824,342
Virginia - 2.2%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2018	$500,000	$522,955
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/2018	6,825,000	7,001,631
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,408,769
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,559,291
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/2022	5,370,000	6,274,415
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2024	10,000,000	12,215,300
Virginia Public School Authority, “C”, 5%, 8/01/2018	1,000,000	1,041,220
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2019 (Prerefunded 10/01/2017)	1,980,000	1,993,761
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,268,922
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,128,730
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	865,185
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/2019	420,000	450,374

		$36,730,553
Washington - 1.8%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2018	$1,400,000	$1,448,734
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,166,750
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,448,540
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,764,649
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,304,940
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,754,490

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Pierce County, WA, “A”, 5%, 7/01/2022	$3,290,000	$3,838,081
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	746,557
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,291,102
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,994,301
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/2018	4,000,000	4,083,680
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,140,180
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,270,199
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	800,000	791,112
Yakima County, WA, “A”, AGM, 4%, 12/01/2017	2,300,000	2,324,242

		$30,367,557
Wisconsin - 1.6%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,673,100
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/2022	6,000,000	6,771,720
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/2025 (Put Date 8/15/2017)	1,810,000	1,810,072
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	895,632
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dreams at Meadowlands Project), 5%, 12/01/2027	5,000,000	5,188,150
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dreams at Meadowlands Project), “A”, 6.25%, 8/01/2027	2,780,000	2,891,895
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	295,000	297,336
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	405,000	407,337
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	3,045,000	3,278,095

		$27,213,337
Total Municipal Bonds		$1,587,771,304

Other Municipal Bonds - 0.2%
Multi-Family Housing Revenue - 0.2%
Freddie Mac, 1.6%, 8/15/2051 (Put Date 6/15/2022)	$4,000,000	$3,923,960

Variable Rate Demand Notes - 1.3%
Colorado Springs, CO, Utility Rev., “A”, FRN, 0.84%, 11/01/2037	$3,350,000	$3,350,000
New York, NY, “A-4”, FRN, 0.84%, 8/01/2038	8,000,000	8,000,000
New York, NY, “G-4”, FRN, 0.78%, 4/01/2042	6,000,000	6,000,000
West Palm Beach, FL, Utility System Rev., “C”, FRN, 0.92%, 10/01/2038	4,775,000	4,775,000
Total Variable Rate Demand Notes		$22,125,000

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 1.08% (v)	28,165,058	$28,165,058
Total Investments		$1,641,985,322

Other Assets, Less Liabilities - 1.5%		24,663,596
Net Assets - 100.0%		$1,666,648,918

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,613,820,264	$—	$1,613,820,264
Mutual Funds	28,165,058	—	—	28,165,058
Total Investments	$28,165,058	$1,613,820,264	$—	$1,641,985,322

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,602,852,275
Gross unrealized appreciation	41,396,543
Gross unrealized depreciation	(2,263,496)
Net unrealized appreciation (depreciation)	$39,133,047

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,703,418	104,075,353	(83,613,713)	28,165,058

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,279	$—	$45,534	$28,165,058

QUARTERLY REPORT

July 31, 2017

MFS® TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 94.6%
Aerospace - 0.4%
Lockheed Martin Corp., 4.7%, 5/15/2046	$7,505,000	$8,428,295
TransDigm, Inc., 6.5%, 7/15/2024	10,772,000	11,404,855

		$19,833,150
Asset-Backed & Securitized - 12.7%
Allegro CLO Ltd., 2014-1A, “A2R”, FRN, 2.957%, 1/21/2027 (n)	$14,040,367	$14,079,654
Allegro CLO Ltd., 2014-1A, “BR”, FRN, 3.707%, 1/21/2027 (n)	12,968,776	13,071,586
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	5,273,649	5,277,770
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.554%, 1/18/2025 (n)	6,218,713	6,232,696
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.504%, 10/17/2026 (n)	7,130,000	7,180,428
Babson Ltd., CLO, FRN, 2.407%, 4/20/2025 (n)	11,748,609	11,762,166
Ballyrock Ltd., CLO, FRN, 2.352%, 5/20/2025	5,950,000	5,952,153
Bayview Commercial Asset Trust, FRN, 1.542%, 8/25/2035	254,424	235,518
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)	6,279,786	27,479
Bayview Commercial Asset Trust, FRN, 1.502%, 4/25/2036	204,883	191,925
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)	5,059,951	506
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	494,529	489,679
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040	2,065,811	1,611,605
Carlyle Global Market Strategies, 2013-3A, “A1A”, FRN, 2.424%, 7/15/2025	8,738,941	8,743,298
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 2.56%, 8/01/2024 (n)	7,148,155	7,156,053
Cent CLO LP, 2014-21A, “A2AR”, FRN, 3.017%, 7/27/2026 (n)	11,508,562	11,534,872
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	10,214,339	10,238,433
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,666,177
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,260,099
Commercial Mortgage Asset Trust, FRN, 1.017%, 1/17/2032 (i)	289,526	89
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	9,914,356
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	14,854,228
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	11,544,000	12,045,802
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	10,360,000	10,592,432
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,781,502
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,449,115
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,054,429
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	19,844,365	19,824,429
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	17,818,591	18,483,955
Countrywide Asset-Backed Certificates, FRN, 4.737%, 4/25/2036	248,180	228,919
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.062%, 9/15/2039	1,395,953	1,394,606
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.882%, 12/25/2035	340,459	339,156
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.762%, 1/25/2037 (q)	1,493,106	738,284
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.887%, 3/25/2037 (q)	1,673,862	939,657
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,805,926
Cutwater Ltd., 2014-1A, “BR”, FRN, 3.704%, 7/15/2026 (n)	5,280,000	5,279,855
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	7,678,000	7,715,373
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.554%, 7/15/2026 (n)	7,930,434	7,930,347
Falcon Franchise Loan LLC, FRN, 7.329%, 1/05/2023 (i)	10,603	434
First Union National Bank Commercial Mortgage, FRN, 2.188%, 1/12/2043 (i)(q)(z)	281,970	1,417
First Union-Lehman Brothers Bank of America, FRN, 1.07%, 11/18/2035 (i)	884,096	3,471
Flatiron CLO Ltd., 2013-1A, “A1R”, FRN, 2.464%, 1/17/2026 (n)	12,055,253	12,044,811
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	5,379,000	5,424,780
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	13,841,000	13,978,916
Galaxy CLO Ltd., 2013-16A, “CR”, FRN, 3.43%, 11/16/2025 (n)	9,940,000	9,942,873
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	580,484	588,742
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FRN, 1.796%, 1/18/2022 (n)	28,421,000	28,524,055

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FRN, 2.856%, 4/19/2026 (n)	$5,035,669	$5,043,880
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,779,406
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	29,467,329	30,312,832
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.561%, 11/18/2026 (n)	8,220,000	8,220,937
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.63%, 4/10/2028 (z)	682,897	682,835
IMPAC CMB Trust, FRN, 1.972%, 11/25/2034	76,814	74,524
IMPAC CMB Trust, FRN, 2.152%, 11/25/2034	38,407	35,973
IMPAC Secured Assets Corp., FRN, 1.582%, 5/25/2036	315,215	299,562
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,507,275
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	24,312,087
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	13,136,218
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.576%, 7/15/2042 (n)(q)	1,382,631	359,345
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.948%, 6/15/2049	8,059,385	8,250,988
LB Commercial Conduit Mortgage Trust, FRN, 1.49%, 10/15/2035 (i)	809,906	9,065
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.834%, 10/15/2027 (n)	19,665,011	19,755,214
Merrill Lynch Mortgage Investors, Inc., FRN, 4.431%, 2/25/2037 (q)	2,042,230	424,972
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,298,011
Morgan Stanley Capital I Trust, “AM”, FRN, 5.676%, 4/15/2049	292,352	296,661
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	27,017,002
Morgan Stanley Capital I, Inc., FRN, 1.417%, 3/15/2031 (i)(z)	118,608	1
Motor PLC, 2015-1A, “A1”, FRN, 1.832%, 6/25/2022 (n)	1,167,408	1,167,497
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	12,068,000	12,132,595
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/2020	11,785,000	11,781,389
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.857%, 10/20/2026 (z)	2,795,000	2,797,901
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037 (q)	334,093	344,070
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.429%, 10/25/2035 (q)	686,063	439,282
Preferred Term Securities XIX Ltd., CDO, FRN, 1.596%, 12/22/2035 (z)	5,424,553	4,556,624
Race Point CLO Ltd., 2013-8A, “AR”, FRN, 2.512%, 2/20/2030 (n)	11,190,527	11,214,213
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,617,086	2,468,813
Shackleton CLO Ltd., 2014-6A, “CR”, FRN, 3.554%, 7/17/2026 (n)	9,257,351	9,266,944
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	6,065,000	6,062,307
Thornburg Mortgage Securities Trust, FRN, 1.912%, 4/25/2043	8,372	8,299
Voya CLO Ltd., 2013-3A, “BR”, FRN, 3.454%, 1/18/2026 (n)	11,625,000	11,626,151
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,029,281
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	26,103,807
West CLO Ltd., 2014-1A, “A2”, FRN, 3.404%, 7/18/2026 (z)	13,700,000	13,758,351

		$631,168,368
Automotive - 0.5%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$6,202,327
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,787,285
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,599,154
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	6,933,310

		$26,522,076
Biotechnology - 0.4%
Life Technologies Corp., 5%, 1/15/2021	$18,787,000	$20,128,955

Broadcasting - 0.1%
Time Warner, Inc., 3.8%, 2/15/2027	$6,354,000	$6,423,983

Brokerage & Asset Managers - 1.1%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$17,807,002
Raymond James Financial, 3.625%, 9/15/2026	4,094,000	4,129,434
Raymond James Financial, 4.95%, 7/15/2046	16,355,000	17,755,184

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - continued
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	$5,050,000	$5,454,712
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,482,214
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	5,845,000	5,893,893

		$55,522,439
Building - 0.8%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$13,039,927
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,723,485
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,845,770
Mohawk Industries, Inc., 3.85%, 2/01/2023	3,498,000	3,608,845
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	5,415,113
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,498,719

		$42,131,859
Business Services - 0.7%
Equinix, Inc., 4.875%, 4/01/2020	$9,876,000	$10,142,652
Equinix, Inc., 5.375%, 5/15/2027	3,584,000	3,875,200
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	294,000	308,327
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	13,880,045
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	4,619,000	4,754,688

		$32,960,912
Cable TV - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,847,690
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,428,414
Cox Communications, Inc., 3.15%, 8/15/2024	14,525,000	14,542,096
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	11,390,000	11,937,290
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	9,575,035
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,521,097
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,542,710

		$70,394,332
Computer Software - 1.1%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$14,380,063
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	15,354,230
Microsoft Corp., 4.1%, 2/06/2037	13,341,000	14,375,354
VeriSign, Inc., 4.625%, 5/01/2023	9,001,000	9,248,528

		$53,358,175
Computer Software - Systems - 0.2%
Apple, Inc., 4.375%, 5/13/2045	$6,657,000	$7,235,560
Apple, Inc., 4.25%, 2/09/2047	2,472,000	2,616,157

		$9,851,717
Conglomerates - 0.2%
Johnson Controls International PLC, 5.7%, 3/01/2041	$3,439,000	$4,033,307
Johnson Controls International PLC, 4.625%, 7/02/2044	3,760,000	4,012,213
Johnson Controls International PLC, 4.5%, 2/15/2047	2,023,000	2,162,561

		$10,208,081
Consumer Products - 1.1%
Mattel, Inc., 5.45%, 11/01/2041	$5,495,000	$5,716,899
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	12,239,000	12,926,452
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	37,985,134

		$56,628,485

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 0.7%
ADT Corp., 6.25%, 10/15/2021	$9,344,000	$10,208,320
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	22,709,821

		$32,918,141
Containers - 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$10,515,000	$10,961,888
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	10,554,975

		$21,516,863
Emerging Market Quasi-Sovereign - 0.6%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$29,692,000	$29,702,553

Energy - Integrated - 0.3%
Shell International Finance B.V., 4%, 5/10/2046	$7,702,000	$7,777,441
Shell International Finance B.V., 3.75%, 9/12/2046	5,018,000	4,850,349

		$12,627,790
Entertainment - 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$12,910,000	$13,135,925

Financial Institutions - 0.7%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$5,394,000	$5,694,705
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	10,246,000	10,502,150
Navient Corp., 8%, 3/25/2020	4,968,000	5,494,608
Navient Corp., 5%, 10/26/2020	12,290,000	12,658,700

		$34,350,163
Food & Beverages - 2.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$15,213,931
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	19,073,000	21,420,295
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,347,890
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	7,736,000	8,210,557
Constellation Brands, Inc., 4.25%, 5/01/2023	11,734,000	12,609,837
Constellation Brands, Inc., 4.75%, 12/01/2025	11,903,000	13,097,466
Kraft Heinz Foods Co., 5.2%, 7/15/2045	2,298,000	2,491,531
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,786,000	9,508,586
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	11,821,589

		$99,721,682
Food & Drug Stores - 0.2%
CVS Health Corp., 5.125%, 7/20/2045	$9,221,000	$10,581,743

Forest & Paper Products - 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$4,483,000	$4,583,034

Gaming & Lodging - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,536,904

Insurance - 1.4%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$18,251,138
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,226,150
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	5,869,403
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	5,002,049
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	9,985,000	10,306,637
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,763,000	1,986,118

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
Principal Financial Group, Inc., 3.4%, 5/15/2025	$10,529,000	$10,783,844
Unum Group, 4%, 3/15/2024	7,774,000	8,156,419

		$68,581,758
Insurance - Property & Casualty - 0.7%
Allied World Assurance, 5.5%, 11/15/2020	$3,362,000	$3,654,575
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	10,517,000	10,674,660
CNA Financial Corp., 5.875%, 8/15/2020	6,404,000	7,091,200
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	12,240,193
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,770,612

		$36,431,240
Local Authorities - 0.7%
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	$6,320,000	$7,722,977
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,270,000	5,539,044
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	1,928,988
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	14,969,585
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,020,536

		$33,181,130
Major Banks - 7.8%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$14,811,512
Bank of America Corp., 5.625%, 7/01/2020	2,300,000	2,521,053
Bank of America Corp., 5.875%, 1/05/2021	4,520,000	5,036,631
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,142,062
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,658,847
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,566,062
Bank of America Corp., 3.875%, 8/01/2025	11,352,000	11,829,908
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	12,423,907
Bank of America Corp., 4.443% to 1/20/2047, FRN to 1/20/2048	26,034,000	27,678,307
Bank of America Corp., FRN, 6.5%, 10/23/2049	4,793,000	5,410,099
Bank of America Corp., FRN, 6.1%, 12/29/2049	8,873,000	9,782,483
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028	12,185,000	12,472,444
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,884,084
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,117,773
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	11,183,396
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	5,224,000	5,234,761
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	2,743,000	2,753,577
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	16,113,730
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,201,000	8,367,890
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,413,879
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,590,054
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	5,073,901
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	22,309,095
Lloyds Bank PLC, 3.75%, 1/11/2027	15,056,000	15,291,988
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	20,650,546
Morgan Stanley, 4%, 7/23/2025	4,648,000	4,876,663
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	13,929,132
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	13,623,621
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,709,933
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	19,053,774
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	9,050,661
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	2,205,000	2,413,108
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/31/2049	7,305,000	7,715,906
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,795,954
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	13,057,000	13,305,827

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	$7,081,000	$7,481,324
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	10,777,917
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,657,427
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,708,352

		$389,417,588
Medical & Health Technology & Services - 1.0%
Catholic Health Initiatives, 2.95%, 11/01/2022	$9,078,000	$8,890,594
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	10,907,193
HCA, Inc., 5.25%, 6/15/2026	8,763,000	9,485,948
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,731,649
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	7,650,055
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	6,240,000	6,348,420
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	4,605,000	4,517,095

		$51,530,954
Medical Equipment - 1.0%
Abbott Laboratories, 3.4%, 11/30/2023	$20,815,000	$21,430,916
Medtronic, Inc., 4.625%, 3/15/2045	9,183,000	10,412,512
Zimmer Holdings, Inc., 2.7%, 4/01/2020	15,902,000	16,095,718

		$47,939,146
Metals & Mining - 1.7%
Barrick Gold Corp., 4.1%, 5/01/2023	$21,226,000	$22,996,673
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10,661,000	11,567,185
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	3,076,000	2,972,185
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	3,849,000	3,621,678
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	7,920,000	8,249,179
Glencore Funding LLC, 4%, 4/16/2025 (n)	4,966,000	5,041,215
Glencore Funding LLC, 4%, 3/27/2027 (n)	13,000,000	13,102,570
Kinross Gold Corp., 5.95%, 3/15/2024	7,620,000	8,305,800
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,918,640

		$83,775,125
Midstream - 1.6%
Enbridge, Inc., 4.25%, 12/01/2026	$8,135,000	$8,590,812
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	7,009,000	7,429,540
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	10,364,744
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	7,186,000	7,457,020
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,826,948
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,537,582
Phillips 66 Partners LP, 4.9%, 10/01/2046	3,137,000	3,141,122
Sabine Pass Liquefaction, 4.2%, 3/15/2028	5,452,000	5,537,765
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	9,992,000	10,901,742
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	10,181,000	10,902,935

		$80,690,210
Mortgage-Backed - 17.9%
Fannie Mae, 2.71%, 11/01/2017	$1,255,423	$1,256,392
Fannie Mae, 5.5%, 11/01/2017 - 12/01/2038	16,351,777	18,222,688
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	19,058,476	20,869,403
Fannie Mae, 3.99%, 4/01/2018	2,244,172	2,256,186
Fannie Mae, 3.829%, 7/01/2018	2,253,817	2,286,228
Fannie Mae, 2.578%, 9/25/2018	7,512,158	7,537,842
Fannie Mae, 5.18%, 3/01/2019	447,434	463,485
Fannie Mae, 4.88%, 3/01/2020	324,557	336,695

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.19%, 9/01/2020	$2,141,710	$2,265,934
Fannie Mae, 4.448%, 1/01/2021	4,030,400	4,255,516
Fannie Mae, 2.41%, 5/01/2023	2,538,364	2,565,767
Fannie Mae, 2.55%, 5/01/2023	1,310,572	1,334,082
Fannie Mae, 3.93%, 10/01/2023	1,225,988	1,321,614
Fannie Mae, 5.25%, 8/01/2024	896,214	1,012,150
Fannie Mae, 4.5%, 5/01/2025	374,703	394,735
Fannie Mae, 3.95%, 1/01/2027	666,824	708,558
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	54,955,793	55,441,341
Fannie Mae, 4.01%, 1/01/2029	3,935,305	4,282,251
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	141,071	161,102
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	78,594,152	85,015,968
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	5,814,676	6,618,797
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	146,898,731	155,335,328
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	91,227,218	94,097,298
Fannie Mae, FRN, 2.597%, 12/25/2026	11,638,000	11,401,135
Freddie Mac, 5.5%, 9/01/2017 - 1/01/2038	3,682,555	4,104,637
Freddie Mac, 3.154%, 2/25/2018	3,099,619	3,117,433
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	9,953,245	10,964,477
Freddie Mac, 2.303%, 9/25/2018	1,978,272	1,991,465
Freddie Mac, 2.323%, 10/25/2018	4,904,861	4,940,551
Freddie Mac, 2.13%, 1/25/2019	13,327,368	13,418,380
Freddie Mac, 2.456%, 8/25/2019	8,243,898	8,342,283
Freddie Mac, 1.869%, 11/25/2019	7,680,565	7,698,190
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,573,912
Freddie Mac, 2.313%, 3/25/2020	8,336,413	8,428,760
Freddie Mac, 3.034%, 10/25/2020	8,349,237	8,629,371
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,871,635
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,377,412
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,768,630
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,716,025
Freddie Mac, 2.682%, 10/25/2022	3,471,597	3,545,219
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,326,857
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,204,411
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,495,174
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,991,595
Freddie Mac, 3.458%, 8/25/2023	16,280,782	17,229,922
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,025,201
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,876,150
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,470,459
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	20,086,797	21,201,406
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	14,270,673	15,342,995
Freddie Mac, 2.745%, 1/25/2026	5,732,258	5,757,728
Freddie Mac, 2.673%, 3/25/2026	15,673,350	15,645,879
Freddie Mac, 3.5%, 8/01/2026 - 12/01/2046	73,606,119	75,979,990
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,155,679
Freddie Mac, 3.224%, 3/25/2027	9,573,000	9,887,622
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,601,054	1,807,035
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	42,790,527	43,017,323
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	2,599,325	2,880,238
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	2,419,649	2,765,192
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	23,103,754	25,021,949
Ginnie Mae, 4%, 10/20/2040 - 2/20/2041	6,856,723	7,283,080
Ginnie Mae, 3.5%, 11/15/2040 - 5/20/2046	11,376,288	11,865,798

		$890,160,558

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.4%
Boston Gas Co., 3.15%, 8/01/2027	$8,206,000	$8,198,286
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	14,712,000	14,219,839

		$22,418,125
Network & Telecom - 1.2%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$17,542,212
AT&T, Inc., 5.25%, 3/01/2037	20,055,000	20,991,107
AT&T, Inc., 4.75%, 5/15/2046	11,628,000	11,166,008
AT&T, Inc., 5.15%, 2/14/2050	10,115,000	10,063,626

		$59,762,953
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (a)(d)(n)	$6,954,229	$2,454,843
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	6,631,000	6,631,000

		$9,085,843
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$18,425,000	$17,950,759
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,350,583

		$23,301,342
Other Banks & Diversified Financials - 1.9%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$3,999,000	$4,034,351
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,868,080
BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,790,816
Citigroup, Inc., 4.4%, 6/10/2025	6,407,000	6,718,681
Compass Bank, 2.875%, 6/29/2022	17,025,000	17,015,074
Discover Bank, 7%, 4/15/2020	9,011,000	10,002,742
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	11,259,000	13,637,464
ING Groep N.V., 3.95%, 3/29/2027	4,571,000	4,788,168
Macquarie Bank Ltd., 6.125% to 3/08/2027, FRN to 12/31/2049 (n)	1,879,000	1,935,370
SunTrust Banks, Inc., 2.7%, 1/27/2022	11,499,000	11,580,528
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,250,000	12,108,745

		$93,480,019
Pharmaceuticals - 1.1%
Celgene Corp., 2.875%, 8/15/2020	$14,420,000	$14,793,175
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	1,394,000	1,504,677
Gilead Sciences, Inc., 2.35%, 2/01/2020	1,062,000	1,076,902
Gilead Sciences, Inc., 4.8%, 4/01/2044	7,609,000	8,392,484
Gilead Sciences, Inc., 4.75%, 3/01/2046	4,995,000	5,501,478
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	24,573,000	24,527,048

		$55,795,764
Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,057,447

Real Estate - Office - 0.1%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$2,715,000	$2,771,505

Real Estate - Retail - 0.4%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$8,867,017
DDR Corp., REIT, 4.625%, 7/15/2022	3,763,000	3,953,528
DDR Corp., REIT, 3.375%, 5/15/2023	8,780,000	8,547,374

		$21,367,919

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$15,491,684

Telecommunications - Wireless - 1.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$23,507,000	$23,346,447
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,275,833
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	4,931,907
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,001,607
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,916,302
Crown Castle Towers LLC, 4.883%, 8/15/2040 (n)	1,266,000	1,349,451
SBA Tower Trust, 2.898%, 10/15/2044 (n)	7,030,000	7,069,979
SFR Group S.A., 6%, 5/15/2022 (n)	4,864,000	5,088,863

		$54,980,389
Tobacco - 0.4%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$15,574,000	$16,333,700
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	5,145,798

		$21,479,498
Transportation - Services - 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,927,680
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	14,577,567
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,320,305

		$17,825,552
U.S. Government Agencies and Equivalents - 1.2%
Small Business Administration, 6.35%, 4/01/2021	$1,533	$1,609
Small Business Administration, 6.34%, 5/01/2021	2,416	2,535
Small Business Administration, 6.44%, 6/01/2021	2,984	3,133
Small Business Administration, 5.34%, 11/01/2021	19,518	20,328
Small Business Administration, 6.07%, 3/01/2022	13,246	13,978
Small Business Administration, 4.35%, 7/01/2023	123,609	128,408
Small Business Administration, 4.98%, 11/01/2023	197,305	209,643
Small Business Administration, 4.89%, 12/01/2023	172,562	182,039
Small Business Administration, 4.93%, 1/01/2024	213,923	225,941
Small Business Administration, 4.34%, 3/01/2024	308,781	319,979
Small Business Administration, 5.18%, 5/01/2024	231,609	244,850
Small Business Administration, 5.52%, 6/01/2024	210,413	223,612
Small Business Administration, 5.19%, 7/01/2024	268,950	284,594
Small Business Administration, 4.86%, 10/01/2024	182,699	192,098
Small Business Administration, 4.57%, 6/01/2025	435,566	454,744
Small Business Administration, 4.76%, 9/01/2025	1,340,481	1,407,675
Small Business Administration, 5.39%, 12/01/2025	111,463	119,259
Small Business Administration, 5.35%, 2/01/2026	615,723	658,285
Small Business Administration, 3.25%, 11/01/2030	2,311,649	2,386,467
Small Business Administration, 2.85%, 9/01/2031	3,648,647	3,712,127
Small Business Administration, 2.37%, 8/01/2032	2,601,732	2,580,901
Small Business Administration, 2.13%, 1/01/2033	3,849,223	3,758,787
Small Business Administration, 2.21%, 2/01/2033	1,020,629	1,005,754
Small Business Administration, 2.22%, 3/01/2033	4,020,181	3,978,963
Small Business Administration, 2.08%, 4/01/2033	6,361,856	6,210,688
Small Business Administration, 2.45%, 6/01/2033	7,773,257	7,730,515
Small Business Administration, 3.15%, 7/01/2033	10,032,416	10,380,004
Small Business Administration, 3.16%, 8/01/2033	9,544,789	9,885,072
Small Business Administration, 3.62%, 9/01/2033	5,325,494	5,627,367

		$61,949,355

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - 22.4%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$56,910,000	$72,991,514
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,186,804
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	3,966,306
U.S. Treasury Bonds, 4.5%, 8/15/2039	82,205,100	105,726,692
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	87,099,816
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	27,084,834
U.S. Treasury Notes, 1.75%, 11/30/2021	121,000,000	120,957,408
U.S. Treasury Notes, 1%, 12/15/2017	4,581,000	4,578,774
U.S. Treasury Notes, 1%, 11/30/2018	166,464,000	165,833,268
U.S. Treasury Notes, 2.75%, 2/15/2019	62,952,900	64,320,174
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	62,536,747
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	294,589,000	296,107,901
U.S. Treasury Notes, 1.625%, 11/30/2020	88,567,000	88,670,801
U.S. Treasury Notes, 2%, 11/15/2026	9,150,000	8,938,763

		$1,111,999,802
Utilities - Electric Power - 2.9%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$6,464,000	$6,504,962
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	8,123,085
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	7,489,000	8,899,194
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	15,750,130
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,025,848
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,919,000	4,116,032
EDP Finance B.V., 5.25%, 1/14/2021 (n)	13,552,000	14,568,942
EDP Finance BV, 3.625%, 7/15/2024 (n)	4,410,000	4,414,322
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	28,223,445
Exelon Corp., 3.497%, 6/01/2022	3,896,000	4,034,024
FirstEnergy Corp., 4.85%, 7/15/2047	17,208,000	17,601,100
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,426,194
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,420,119
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	11,447,873
Southern Co., 2.35%, 7/01/2021	11,709,000	11,676,367

		$146,231,637
Total Bonds		$4,704,513,873

Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 1.08% (v)	254,847,849	$254,847,849
Total Investments		$4,959,361,722

Other Assets, Less Liabilities - 0.3%		15,000,734
Net Assets - 100.0%		$4,974,362,456

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $659,901,231, representing 13.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
First Union National Bank Commercial Mortgage, FRN, 2.188%, 1/12/2043	12/11/03-4/09/12	$459	$1,417
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.63%, 4/10/2028	3/25/14	682,897	682,835
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	14,219,839
Morgan Stanley Capital I, Inc., FRN, 1.417%, 3/15/2031	6/10/03	1,119	1
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.857%, 10/20/2026	2/17/17	2,795,000	2,797,901
Preferred Term Securities XIX Ltd., CDO, FRN, 1.596%, 12/22/2035	9/08/05-3/28/11	5,377,735	4,556,624
West CLO Ltd., 2014-1A, “A2”, FRN, 3.404%, 7/18/2026	7/21/16	13,544,004	13,758,351
Total Restricted Securities			$36,016,968
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 7/31/17

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	800	$173,075,000	September - 2017	$(77,824)

At July 31, 2017, the fund had liquid securities with an aggregate value of $361,858 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,173,949,157	$—	$1,173,949,157
Non-U.S. Sovereign Debt	—	29,702,553	—	29,702,553
Municipal Bonds	—	33,181,129	—	33,181,129
U.S. Corporate Bonds	—	1,552,906,384	—	1,552,906,384
Residential Mortgage-Backed Securities	—	897,280,939	—	897,280,939
Commercial Mortgage-Backed Securities	—	312,299,433	—	312,299,433
Asset-Backed Securities (including CDOs)	—	311,748,562	—	311,748,562
Foreign Bonds	—	393,445,716	—	393,445,716
Mutual Funds	254,847,849	—	—	254,847,849
Total Investments	$254,847,849	$4,704,513,873	$—	$4,959,361,722

Other Financial Instruments
Futures Contracts – Liabilities	$(77,824)	$—	$—	$(77,824)

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,908,224,254
Gross unrealized appreciation	88,454,310
Gross unrealized depreciation	(37,316,842)
Net unrealized appreciation (depreciation)	$51,137,468

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	175,685,739	535,569,199	(456,407,089)	254,847,849

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$550,683	$254,847,849

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.